Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.07%
Delaware: 0.07%
BlackRock Municipal 2030 Target Term Trust Series W-7 AMT (50 shares) 3.02%	$5,000,000	$5,000,000
Total closed-end fund obligations (Cost $5,000,000)		5,000,000

	Interest rate	Maturity date
Municipal obligations: 98.87%
Alabama: 3.31%
Airport revenue: 0.05%
Birmingham Airport Authority (BAM Insured)	4.00%	7-1-2036	500,000	506,006
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2037	500,000	504,322
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2038	400,000	401,977
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2029	750,000	808,455
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2030	500,000	545,722
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2032	600,000	649,236
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2033	650,000	700,923
				4,116,641
Education revenue: 0.15%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50	10-1-2054	6,700,000	6,896,369
Jacksonville Public Educational Building Authority JSU Foundation Project Series A (AGM Insured)	5.25	8-1-2048	4,500,000	4,702,804
				11,599,173
Health revenue: 0.33%
Alabama Special Care Facilities Financing Authority-Birmingham Ascension Health Credit Group Series B	5.00	11-15-2046	11,000,000	11,060,458
Health Care Authority for Baptist Health Series A	5.00	11-15-2031	11,970,000	12,718,947
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2034	1,000,000	1,052,765
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2035	1,000,000	1,050,449
				25,882,619
Housing revenue: 0.09%
Huntsville Public Building Authority	5.00	2-1-2052	7,000,000	7,190,514
Tax revenue: 0.13%
Birmingham-Jefferson Civic Center Authority Series A	5.00	7-1-2048	10,000,000	10,077,180
Utilities revenue: 2.53%
Black Belt Energy Gas Districtøø	4.00	6-1-2051	5,500,000	5,502,546
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	2,000,000	2,138,889
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	22,750,000	24,027,770
Black Belt Energy Gas District Series Cøø	5.50	10-1-2054	4,750,000	5,105,023
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	23,000,000	24,067,317
Lower Alabama Gas Districtøø	4.00	12-1-2050	20,590,000	20,636,113
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	16,000,000	16,939,149
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	20,000,000	20,956,234
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Southeast Energy Authority A Cooperative District Project No. 1 Series Aøø	4.00%	11-1-2051	$2,465,000	$2,455,349
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	3,000,000	2,973,670
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	25,000,000	26,310,370
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	18,000,000	18,918,704
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	9,000,000	9,373,595
Southeast Energy Authority A Cooperative District Series Cøø	5.00	11-1-2055	12,000,000	12,757,613
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0560 (Morgan Stanley Bank LIQ)144Aø	2.97	5-1-2055	3,360,000	3,360,000
West Jefferson Industrial Development Board Alabama Power Co. AMTø	3.40	8-1-2063	3,000,000	3,000,000
				198,522,342
Water & sewer revenue: 0.03%
Madison Water & Wastewater Board	5.25	12-1-2053	2,500,000	2,641,563
				260,030,032
Alaska: 0.05%
Health revenue: 0.05%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2036	2,000,000	1,952,491
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2033	1,930,000	2,015,367
				3,967,858
Arizona: 1.04%
Education revenue: 0.17%
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2029	2,905,000	2,860,023
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2041	3,195,000	2,792,196
IDA of the County of Pima Noah Webster Schools-Mesa Series A	7.00	12-15-2043	3,225,000	3,227,906
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,085,000	1,071,861
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	2,435,000	2,351,796
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	1,000,000	981,131
				13,284,913
GO revenue: 0.05%
Maricopa County Special Health Care District Series D	4.00	7-1-2035	3,500,000	3,547,489
Health revenue: 0.19%
Maricopa County IDA Banner Health Obligated Group Series A	4.00	1-1-2041	15,750,000	15,214,245
Housing revenue: 0.07%
City of Phoenix Civic Improvement Corp. Airport Revenue Series B AMT	5.00	7-1-2044	5,570,000	5,617,504
See accompanying notes to portfolio of investments
2 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.12%
Chandler IDA Intel Corp. AMTøø	4.00%	6-1-2049	$5,000,000	$4,980,150
Maricopa County IDA Commercial Metals Co. AMT144A	4.00	10-15-2047	4,000,000	3,408,433
Maricopa County Pollution Control Corp. Southern California Edison Co.	2.40	6-1-2035	1,000,000	797,964
				9,186,547
Miscellaneous revenue: 0.42%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00	7-1-2040	3,000,000	2,946,215
City of Phoenix Civic Improvement Corp. Excise Tax Revenue Series A	5.00	7-1-2034	13,875,000	13,931,198
City of Phoenix Civic Improvement Corp. Water System Revenue	5.00	7-1-2034	8,805,000	8,981,761
Navajo Nation Series A144A	5.50	12-1-2030	7,275,000	7,328,625
				33,187,799
Water & sewer revenue: 0.02%
City of Mesa Utility System Revenue	4.00	7-1-2042	1,000,000	965,272
City of Mesa Utility System Revenue	4.00	7-1-2043	1,000,000	958,747
				1,924,019
				81,962,516
Arkansas: 0.03%
Miscellaneous revenue: 0.03%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2038	1,170,000	1,136,830
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2039	1,000,000	948,850
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2040	500,000	474,827
				2,560,507
California: 5.02%
Airport revenue: 1.55%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B AMT	5.25	7-1-2054	6,500,000	6,683,815
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2034	1,465,000	1,504,329
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2046	7,000,000	7,089,667
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2041	2,500,000	2,640,617
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2042	2,000,000	2,099,583
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2048	18,000,000	18,323,485
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2034	1,750,000	1,767,136
City of Los Angeles Department of Airports Series D AMT	4.00	5-15-2051	8,285,000	7,246,470
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	3,000,000	3,099,781
City of Los Angeles Department of Airports Series H AMT	5.00	5-15-2047	1,750,000	1,776,551
City of Los Angeles Department of Airports Series H AMT	5.50	5-15-2047	5,000,000	5,245,524
Port of Oakland Series H AMT	5.00	5-1-2026	2,500,000	2,546,427
Port of Oakland Series H AMT	5.00	5-1-2029	1,875,000	1,981,024
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	4.00	5-1-2052	1,500,000	1,294,733
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00%	5-1-2052	$3,000,000	$3,026,645
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.25	5-1-2042	6,390,000	6,480,202
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00	5-1-2046	48,630,000	48,630,272
				121,436,261
Education revenue: 0.01%
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2042	1,000,000	999,359
GO revenue: 0.82%
Alhambra Unified School District Series B CAB (AGC Insured)¤	0.00	8-1-2031	7,500,000	6,012,908
Alhambra Unified School District Series B CAB (AGM Insured)¤	0.00	8-1-2031	2,175,000	1,750,268
Alhambra Unified School District Series B CAB (AGM Insured)¤	0.00	8-1-2032	3,795,000	2,931,623
Alhambra Unified School District Series B CAB (AGM Insured)¤	0.00	8-1-2034	5,000,000	3,541,716
Alhambra Unified School District Series B CAB (AGM Insured)¤	0.00	8-1-2035	6,700,000	4,533,070
Colton Joint Unified School District Series B CAB (AGM Insured)¤	0.00	8-1-2031	1,000,000	804,220
Colton Joint Unified School District Series B CAB (AGM Insured)¤	0.00	8-1-2032	1,000,000	771,940
Colton Joint Unified School District Series B CAB (AGM Insured)¤	0.00	8-1-2033	1,000,000	739,616
Compton Community College District Series C CAB¤	0.00	8-1-2032	2,515,000	1,941,429
Compton Community College District Series C CAB¤	0.00	8-1-2033	2,000,000	1,479,233
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2030	2,000,000	1,675,598
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2031	2,000,000	1,610,345
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2032	1,660,000	1,282,257
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2033	1,230,000	911,882
Los Angeles Unified School District Series QRR	4.00	7-1-2049	5,000,000	4,820,604
Ontario Montclair School District (AGC Insured)¤	0.00	8-1-2028	1,500,000	1,342,551
Ontario Montclair School District (AGC Insured)¤	0.00	8-1-2030	2,000,000	1,659,517
San Diego Unified School District Series C CAB¤	0.00	7-1-2031	2,000,000	1,618,462
San Diego Unified School District Series C CAB¤	0.00	7-1-2033	1,000,000	743,970
San Diego Unified School District Series C CAB¤	0.00	7-1-2034	2,000,000	1,424,354
San Diego Unified School District Series I	4.00	7-1-2047	12,000,000	11,420,404
State of California	4.00	8-1-2038	4,800,000	4,774,678
Whittier City School District Series C	5.25	8-1-2046	4,850,000	4,990,468
Wiseburn School District Series B CAB (AGM Insured)¤	0.00	8-1-2034	2,530,000	1,798,939
				64,580,052
Health revenue: 0.41%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	10,000,000	9,476,016
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	3,000,000	3,044,329
California Statewide CDA CommonSpirit Health Obligated Group Series E (AGM Insured)€	6.00	7-1-2040	11,775,000	11,775,000
Regents of the University of California Medical Center Pooled Revenue Series L	4.00	5-15-2037	7,525,000	7,525,949
				31,821,294
See accompanying notes to portfolio of investments
4 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.30%
California Housing Finance Agency Class A Series 2	4.00%	3-20-2033	$2,821,613	$2,822,194
California Statewide CDA Community Improvement Authority Pasadena Portfolio Series B144A	4.00	12-1-2056	1,500,000	1,125,155
Ontario PFA Series A (AGM Insured)	5.00	11-1-2047	2,750,000	2,900,058
Pasadena PFA Series A CAB¤	0.00	3-1-2027	2,095,000	1,973,121
Pasadena PFA Series A CAB¤	0.00	3-1-2028	4,450,000	4,053,417
Pasadena PFA Series A CAB¤	0.00	3-1-2029	4,520,000	3,972,967
Pasadena PFA Series A CAB¤	0.00	3-1-2031	2,185,000	1,780,245
Pasadena PFA Series A CAB¤	0.00	3-1-2032	2,000,000	1,564,507
Pasadena PFA Series A CAB¤	0.00	3-1-2033	4,295,000	3,219,005
				23,410,669
Miscellaneous revenue: 0.09%
Hayward Unified School District COP	5.25	8-1-2047	5,000,000	5,096,195
Mesa Water District COP	4.00	3-15-2039	500,000	508,147
Mesa Water District COP	4.00	3-15-2040	500,000	504,537
Mesa Water District COP	4.00	3-15-2045	1,200,000	1,169,376
				7,278,255
Resource recovery revenue: 0.18%
California Municipal Finance Authority Waste Management, Inc.ø	4.10	10-1-2045	7,000,000	6,998,474
California PCFA Republic Services, Inc. Series A-1 AMT144Aøø	4.10	11-1-2042	6,750,000	6,750,614
				13,749,088
Tax revenue: 0.01%
San Diego County Regional Transportation Commission Series A	5.00	4-1-2048	915,000	925,021
Tobacco revenue: 0.01%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2039	500,000	480,532
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2040	300,000	284,861
				765,393
Transportation revenue: 0.40%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	4.12	4-1-2036	23,545,000	23,649,860
Foothill-Eastern Transportation Corridor Agency Series C	4.00	1-15-2043	8,500,000	8,141,136
				31,790,996
Utilities revenue: 1.24%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	15,000,000	15,700,792
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	6,000,000	6,507,576
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	2,360,000	2,358,634
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	15,674,010
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	11,435,000	12,315,359
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	5,000,000	5,235,432
Central Valley Energy Authorityøø	5.00	12-1-2055	14,000,000	15,150,964
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2039	450,000	474,115
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
City of Vernon Electric System Revenue Series 2022-A	5.00%	8-1-2040	$375,000	$392,718
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2041	420,000	437,335
City of Victorville Electric Revenue Series A	5.00	5-1-2036	1,210,000	1,325,196
City of Victorville Electric Revenue Series A	5.00	5-1-2037	1,005,000	1,096,638
M-S-R Energy Authority Series B	6.13	11-1-2029	11,895,000	12,611,514
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	4,000,000	4,462,439
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1635 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.89	10-1-2028	3,700,000	3,700,000
				97,442,722
				394,199,110
Colorado: 4.46%
Airport revenue: 0.49%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2027	10,000,000	10,390,365
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2034	21,855,000	23,143,299
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2037	3,130,000	3,206,138
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	2,000,000	2,108,623
				38,848,425
Education revenue: 0.14%
Colorado ECFA Alexander Dawson School LLC	5.00	2-15-2040	1,000,000	1,001,114
Colorado ECFA Aspen Ridge Preparatory School, Inc.144A	4.13	7-1-2026	250,000	249,639
Colorado ECFA Ben Franklin Academy	5.00	7-1-2036	750,000	751,274
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	885,000	886,970
Colorado ECFA DCS Montessori Charter School	5.00	7-15-2037	1,150,000	1,151,057
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2051	715,000	545,215
Colorado ECFA Prospect Ridge Academy Series A	5.00	3-15-2035	2,000,000	2,069,238
Colorado ECFA Twin Peaks Charter Academy Series A	6.50	3-15-2043	1,290,000	1,292,143
Colorado ECFA Union Colony Schools	5.00	4-1-2048	715,000	715,336
Colorado ECFA University Laboratory School144A	5.00	12-15-2028	600,000	603,323
Colorado School of Mines Series A (AGM Insured)	5.25	12-1-2047	1,730,000	1,843,954
				11,109,263
GO revenue: 0.51%
Aerotropolis Regional Transportation Authority144A	5.50	12-1-2044	6,500,000	6,622,363
Baseline Metropolitan District No. 1 Series A (AGC Insured)	5.00	12-1-2049	1,500,000	1,552,860
Boulder Valley School District No. RE-2 Boulder	4.13	12-1-2046	3,000,000	2,831,191
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2049	1,250,000	972,685
Canyons Metropolitan District No. 5 Series A (BAM Insured)	5.25	12-1-2059	2,000,000	2,106,444
Colorado International Center Metropolitan District No. 3	4.63	12-1-2031	367,000	354,218
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	974,169
Grand River Hospital District (AGM Insured)	5.25	12-1-2035	1,750,000	1,807,519
Midtown Clear Creek Metropolitan District Series A (BAM Insured)	5.00	12-1-2053	3,000,000	3,116,032
Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	969,193
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2049	2,125,000	2,012,444
Weld County School District No. RE-4	5.25	12-1-2047	13,000,000	13,820,518
See accompanying notes to portfolio of investments
6 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Wheatlands Metropolitan District (BAM Insured)	5.00%	12-1-2030	$650,000	$657,780
Wiggins School District No. RE-50J Adams Morgan & Weld Counties (BAM Insured)	4.00	12-1-2046	2,335,000	2,158,077
				39,955,493
Health revenue: 1.02%
Aspen Valley Hospital District	5.00	10-15-2033	600,000	600,133
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	5,500,000	5,047,274
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2048	5,000,000	4,360,482
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2042	1,000,000	882,935
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	4,000,000	4,037,392
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Obligated Group Series A	5.00	6-1-2040	1,000,000	1,003,245
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	25,000,000	22,153,627
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	5.00	5-15-2054	24,355,000	25,034,468
Colorado Health Facilities Authority Parkview Medical Center Project Series A	4.00	9-1-2045	500,000	524,508
Colorado Health Facilities Authority Sunny Vista Living Center Obligated Group Series A144A	5.00	12-1-2025	290,000	268,805
Denver Health & Hospital Authority Series A144A	5.00	12-1-2034	500,000	506,603
University of Colorado Hospital Authority Health Obligated Group Series C (TD Bank N.A. SPA)ø	3.55	11-15-2039	15,700,000	15,700,000
				80,119,472
Miscellaneous revenue: 0.78%
City of Westminster Series A COP	5.00	12-1-2035	2,000,000	2,021,157
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2029	2,705,000	2,704,135
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2030	3,115,000	3,107,458
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2031	665,000	660,360
Denver City & County School District No. 1 Series B COP	5.00	12-15-2035	1,000,000	1,012,237
Denver City & County School District No. 1 Series B COP	5.00	12-15-2045	1,200,000	1,208,488
E-470 Public Highway Authority Series A CAB (NPFGC Insured)¤	0.00	9-1-2034	4,000,000	2,760,612
Park Creek Metropolitan District Westerly Creek District Service Area Series A	5.00	12-1-2045	500,000	502,329
State of Colorado COP	6.00	12-15-2039	4,225,000	4,881,337
State of Colorado COP	6.00	12-15-2041	17,500,000	20,011,616
State of Colorado Series A COP	4.00	12-15-2038	8,150,000	8,068,839
State of Colorado Series A COP	4.00	12-15-2039	3,250,000	3,181,297
State of Colorado Series N COP	4.00	3-15-2043	7,900,000	7,554,056
Westminster Public Schools COP (AGM Insured)	5.00	12-1-2048	3,500,000	3,544,667
				61,218,588
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 7

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.74%
City & County of Denver Pledged Excise Tax Revenue Series A	5.00%	8-1-2044	$3,000,000	$3,035,747
Regional Transportation District Sales Tax Revenue Fastracks Project Series A	5.00	11-1-2041	50,945,000	51,840,623
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2039	800,000	765,054
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2031	500,000	531,007
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2031	500,000	530,112
Thornton Development Authority East 144th Avenue & I-25 Urban Renewal Area Series B	5.00	12-1-2034	1,375,000	1,376,753
				58,079,296
Transportation revenue: 0.10%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	3,360,000	3,362,118
E-470 Public Highway Authority Series A	5.00	9-1-2034	1,300,000	1,401,387
E-470 Public Highway Authority Series A	5.00	9-1-2035	1,250,000	1,339,830
E-470 Public Highway Authority Series A	5.00	9-1-2036	1,400,000	1,496,209
				7,599,544
Utilities revenue: 0.54%
City of Colorado Springs Utilities System Revenue Series A	5.25	11-15-2054	28,125,000	30,077,685
Public Authority for Colorado Energy	6.50	11-15-2038	10,495,000	12,343,157
				42,420,842
Water & sewer revenue: 0.14%
Central Weld County Water District (AGM Insured)	4.00	12-1-2035	800,000	814,042
Central Weld County Water District (AGM Insured)	4.00	12-1-2037	400,000	401,779
Central Weld County Water District (AGM Insured)	4.00	12-1-2038	400,000	397,426
Central Weld County Water District (AGM Insured)	4.00	12-1-2039	450,000	443,613
Central Weld County Water District (AGM Insured)	4.00	12-1-2040	500,000	488,106
City of Boulder Water & Sewer Revenue	5.00	12-1-2043	125,000	135,288
East Cherry Creek Valley Water & Sanitation District	5.00	11-15-2032	750,000	759,084
Tender Option Bond Trust Receipts/Certificates Series XF1828 (JPMorgan Chase Bank N.A. LIQ)144Aø	2.90	12-1-2043	8,000,000	8,000,000
				11,439,338
				350,790,261
Connecticut: 0.87%
Education revenue: 0.25%
Connecticut State HEFA Quinnipiac University Series N	5.00	7-1-2048	5,000,000	5,145,742
Connecticut State HEFA Trustees of Trinity College Series R	4.00	6-1-2045	2,500,000	2,314,311
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2037	950,000	1,010,305
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2038	1,000,000	1,056,346
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2039	1,600,000	1,682,585
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2040	1,100,000	1,146,333
See accompanying notes to portfolio of investments
8 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Connecticut State Higher Education Supplement Loan Authority Series B AMT	3.25%	11-15-2036	$1,235,000	$1,098,559
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2027	610,000	626,366
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2028	530,000	551,613
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2029	465,000	482,330
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,589,871
University of Connecticut Series A	5.00	2-15-2040	2,500,000	2,623,400
				19,327,761
GO revenue: 0.10%
City of Bridgeport Series A	4.00	6-1-2039	1,750,000	1,734,514
City of New Britain Series A (BAM Insured)	5.00	3-1-2047	1,855,000	1,914,169
City of New Haven Series A (AGM Insured)	5.00	8-1-2039	3,000,000	3,087,519
State of Connecticut Series B	5.00	6-1-2041	1,250,000	1,314,566
				8,050,768
Health revenue: 0.14%
Connecticut State HEFA Children’s Medical Center Obligated Group Series E	5.25	7-15-2048	3,700,000	3,907,234
Connecticut State HEFA McLean Affiliates Obligated Group Series A144A	5.00	1-1-2045	1,000,000	891,298
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2032	2,705,000	2,919,498
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2033	3,000,000	3,219,313
				10,937,343
Housing revenue: 0.02%
Connecticut HFA Series A-3 (Bank of America N.A. SPA)ø	2.87	5-15-2048	1,300,000	1,300,000
Tax revenue: 0.36%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2040	1,700,000	1,783,834
State of Connecticut Special Tax Revenue Series A	5.25	7-1-2043	3,000,000	3,230,601
State of Connecticut Special Tax Revenue Series A (AGM Insured)	4.00	5-1-2038	5,000,000	5,047,156
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2036	5,000,000	5,217,656
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2037	7,500,000	7,803,587
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2039	2,000,000	1,995,736
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2040	3,500,000	3,476,519
				28,555,089
				68,170,961
Delaware: 0.14%
Education revenue: 0.03%
County of Kent Charter School, Inc. Series A	4.00	5-1-2041	2,575,000	2,112,654
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 9

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.11%
Delaware River & Bay Authority	4.00%	1-1-2039	$650,000	$651,029
Delaware River & Bay Authority	4.00	1-1-2040	485,000	482,666
Delaware River & Bay Authority	4.00	1-1-2041	320,000	316,699
Delaware River & Bay Authority	4.00	1-1-2042	550,000	539,223
Delaware River & Bay Authority	4.00	1-1-2046	1,000,000	971,118
Delaware River & Bay Authority	5.00	1-1-2039	450,000	486,809
Delaware River & Bay Authority	5.00	1-1-2040	465,000	499,762
Delaware River & Bay Authority	5.00	1-1-2041	500,000	534,046
Delaware River & Bay Authority	5.00	1-1-2042	520,000	552,255
Delaware Transportation Authority US 301 Project Revenue	5.00	6-1-2055	3,950,000	3,949,807
				8,983,414
				11,096,068
District of Columbia: 1.17%
Airport revenue: 0.19%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2038	2,500,000	2,420,662
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2039	3,405,000	3,290,336
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,000,000	5,315,150
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2046	3,890,000	4,028,762
				15,054,910
Education revenue: 0.02%
District of Columbia Two Rivers Public Charter School, Inc.	5.00	6-1-2050	1,500,000	1,391,567
GO revenue: 0.25%
District of Columbia Series A	5.00	6-1-2037	5,000,000	5,129,301
District of Columbia Series A	5.00	10-15-2044	10,000,000	10,272,457
District of Columbia Series D	4.00	2-1-2046	4,660,000	4,282,176
				19,683,934
Health revenue: 0.09%
District of Columbia Children’s National Medical Center Obligated Group	5.00	7-15-2044	7,575,000	7,600,701
Housing revenue: 0.46%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2045	1,000,000	925,111
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2046	3,540,000	3,255,305
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2054	4,250,000	4,400,086
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2056	26,550,000	27,468,253
				36,048,755
See accompanying notes to portfolio of investments
10 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.03%
Washington Convention & Sports Authority Series A	4.00%	10-1-2036	$670,000	$669,906
Washington Convention & Sports Authority Series A	4.00	10-1-2037	1,115,000	1,101,702
Washington Convention & Sports Authority Series A	4.00	10-1-2039	640,000	613,006
				2,384,614
Tax revenue: 0.08%
District of Columbia Income Tax Revenue Series A	5.25	5-1-2048	3,000,000	3,185,667
Washington Convention & Sports Authority Series B	4.00	10-1-2037	1,000,000	988,073
Washington Convention & Sports Authority Series B	4.00	10-1-2038	1,000,000	974,854
Washington Convention & Sports Authority Series B	4.00	10-1-2039	1,000,000	957,822
				6,106,416
Water & sewer revenue: 0.05%
District of Columbia Water & Sewer Authority Series B-2 (TD Bank N.A. SPA)ø	3.60	10-1-2054	3,770,000	3,770,000
				92,040,897
Florida: 7.74%
Airport revenue: 2.01%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2034	1,750,000	1,818,119
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	12,440,000	12,469,962
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2038	2,000,000	2,049,940
County of Broward Airport System Revenue Series Q-1	4.00	10-1-2042	4,800,000	4,601,216
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2044	7,300,000	6,735,998
County of Lee Airport Revenue AMT (AGC Insured)	5.25	10-1-2054	4,500,000	4,651,089
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2038	3,250,000	3,265,539
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,500,000	1,456,279
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	18,750,000	18,774,034
County of Miami-Dade Aviation Revenue Series B AMT	5.00	10-1-2040	18,000,000	18,223,526
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	2,000,000	2,051,217
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2046	3,000,000	3,078,690
Hillsborough County Aviation Authority Series A AMT	5.00	10-1-2048	7,000,000	7,011,452
Hillsborough County Aviation Authority Series B AMT	5.50	10-1-2049	20,000,000	21,296,950
Hillsborough County Aviation Authority Series E AMT	5.00	10-1-2048	10,000,000	10,016,360
Hillsborough County Aviation Authority Series F	5.00	10-1-2048	20,570,000	20,893,979
Jacksonville Port Authority Series B	5.00	11-1-2044	4,080,000	4,183,926
Jacksonville Port Authority Series B	5.00	11-1-2048	9,870,000	10,101,238
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0443 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	2.93	4-1-2038	5,315,000	5,315,000
				157,994,514
Education revenue: 0.46%
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	10,500,000	10,816,431
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2054	1,200,000	1,145,415
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 11

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	5.00%	6-15-2039	$3,610,000	$3,446,444
Capital Trust Authority IDEA Florida, Inc. Series A144A	6.25	6-15-2053	4,950,000	5,107,591
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,380,000	1,373,271
Florida Development Finance Corp. Cornerstone Charter Academy, Inc. Obligated Group144A	5.00	10-1-2042	1,605,000	1,577,194
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-1144A	5.00	6-1-2048	2,000,000	1,772,834
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2044	6,500,000	6,650,901
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2049	4,000,000	4,075,476
				35,965,557
GO revenue: 0.56%
City of Doral Parks & Recreation Project	4.00	7-1-2042	3,610,000	3,471,838
City of Miami Beach Series A	5.25	5-1-2053	7,000,000	7,386,577
County of Miami-Dade Series 2014-A	5.00	7-1-2043	12,935,000	13,092,572
County of Miami-Dade Series A	4.00	7-1-2042	5,000,000	4,808,641
School Board of Miami-Dade County	5.00	3-15-2046	15,000,000	15,183,130
				43,942,758
Health revenue: 1.12%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	5,000,000	5,003,863
City of Jacksonville Baptist Health System Obligated Group Series Dø	2.87	8-1-2036	3,000,000	3,000,000
City of Jacksonville Baptist Health System Obligated Group Series Eø	2.87	8-1-2036	1,420,000	1,420,000
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	3,500,000	3,193,645
City of Lakeland Regional Health Systems Obligated Group	5.00	11-15-2044	4,000,000	4,160,954
City of Lakeland Regional Health Systems Obligated Group	5.00	11-15-2045	3,500,000	3,629,842
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	3,000,000	2,662,476
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2038	1,025,000	992,878
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2045	2,500,000	2,307,535
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2040	700,000	723,914
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	6,000,000	6,161,290
Hillsborough County IDA BayCare Obligated Group Series C	4.13	11-15-2051	5,000,000	4,579,128
Holmes County Hospital Corp.	6.00	11-1-2038	2,500,000	2,185,489
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	11,265,000	11,331,480
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	5,500,000	5,462,539
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2044	2,525,000	2,614,686
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	5,290,000	5,367,191
See accompanying notes to portfolio of investments
12 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Miami-Dade County Health Facilities Authority Series A (AGM Insured)	4.00%	8-1-2046	$5,000,000	$4,650,916
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	10,355,000	10,579,163
South Broward Hospital District Obligated Group	4.00	5-1-2048	2,120,000	1,895,288
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	5,000,000	4,569,103
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,500,000	1,190,073
				87,681,453
Housing revenue: 0.21%
City of Orlando Series B	5.00	10-1-2033	1,525,000	1,527,397
City of Orlando Series B	5.00	10-1-2035	1,680,000	1,682,469
City of Orlando Series B	5.00	10-1-2036	1,765,000	1,767,564
County of Hillsborough	5.00	10-1-2038	8,000,000	8,059,921
Florida Housing Finance Corp. Journet Place LP Series 1144A	7.60	12-15-2047	740,000	768,824
Florida Housing Finance Corp. Villa Capri III Associates Ltd.	7.60	12-15-2042	2,350,000	2,353,181
				16,159,356
Industrial development revenue: 0.14%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	3,500,000	3,150,157
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	7,500,000	7,776,656
				10,926,813
Miscellaneous revenue: 0.95%
City of Daytona Beach Series B	5.50	9-1-2049	1,415,000	1,534,971
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	15,000,000	13,951,225
County of Miami-Dade Series A	5.00	4-1-2051	25,000,000	25,893,347
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.00	9-1-2048	1,000,000	1,020,038
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2044	875,000	934,235
Duval County Public Schools Series A COP (AGM Insured)	5.00	7-1-2034	2,000,000	2,135,705
Duval County Public Schools Series A COP (AGM Insured)	5.00	7-1-2035	3,000,000	3,197,863
Indigo Community Development District Special Assessment Series C	7.00	5-1-2030	2,536,248	1,585,155
Julington Creek Plantation Community Development District Series 2023 Assessment (AGM Insured)	4.38	5-1-2045	1,000,000	962,681
Julington Creek Plantation Community Development District Series 2023 Assessment (AGM Insured)	4.63	5-1-2054	3,000,000	2,886,550
Lakeside Plantation Community Development District Special Assessment Series A	6.95	5-1-2031	616,000	617,082
Marshall Creek Community Development District Series 2002 Special Assessment	5.00	5-1-2032	1,175,000	1,176,065
Marshall Creek Community Development District Series 2016 Special Assessment	6.32	5-1-2045	105,000	105,217
Okaloosa County School Board COP (AGC Insured)	5.00	10-1-2049	5,000,000	5,230,713
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2039	2,000,000	1,993,099
St. Johns County School Board Series A COP (AGM Insured)	5.25	7-1-2047	5,000,000	5,306,618
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 13

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
St. Johns County School Board Series A COP (AGM Insured)	5.50%	7-1-2049	$3,000,000	$3,237,604
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.00	5-1-2043	2,000,000	2,032,622
Village Community Development District No. 15 Series 2024, Special Assessment144A	4.55	5-1-2044	1,000,000	981,407
				74,782,197
Resource recovery revenue: 0.02%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	2,000,000	2,001,161
Tax revenue: 0.07%
County of Lee Local Option Gas Tax Revenue	5.25	8-1-2049	5,000,000	5,189,070
Transportation revenue: 0.51%
Central Florida Expressway Authority (AGM Insured)	4.00	7-1-2039	6,070,000	6,107,145
Central Florida Expressway Authority Series A (AGC Insured)	5.00	7-1-2049	6,000,000	6,265,894
Central Florida Expressway Authority Series A (AGC Insured)	5.00	7-1-2054	7,500,000	7,781,696
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2044	4,250,000	4,340,294
Miami-Dade County Expressway Authority Series A	5.00	7-1-2040	8,040,000	8,088,940
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	3,500,000	3,512,205
Sunshine Skyway Bridge Series A (AGM Insured)	4.00	7-1-2038	4,185,000	4,059,165
				40,155,339
Utilities revenue: 0.04%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	1,250,000	1,357,021
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2038	1,000,000	1,062,211
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2042	1,000,000	1,047,754
				3,466,986
Water & sewer revenue: 1.65%
County of Manatee Public Utilities Revenue	4.00	10-1-2048	3,345,000	3,142,871
County of Miami-Dade Water & Sewer System Revenue	4.00	10-1-2046	8,100,000	7,491,713
County of Miami-Dade Water & Sewer System Revenue Series A	5.25	10-1-2054	4,715,000	5,021,666
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	2,760,845
JEA Water & Sewer System Revenue Series A	5.50	10-1-2054	10,000,000	10,826,157
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AGM Insured)	5.25	10-1-2048	2,605,000	2,727,522
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AGM Insured)	5.25	10-1-2053	4,000,000	4,182,150
North Sumter County Utility Dependent District	5.00	10-1-2049	3,250,000	3,282,975
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2044	7,000,000	7,200,024
Tampa Bay Water Series A	5.25	10-1-2054	70,000,000	74,701,438
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2046	8,250,000	8,536,590
				129,873,951
				608,139,155
See accompanying notes to portfolio of investments
14 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 2.48%
Education revenue: 0.16%
Development Authority of Cobb County Learning Center Foundation of Central Cobb, Inc. Series A	6.38%	7-1-2025	$1,705,000	$1,193,500
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	5.20	6-15-2033	850,000	861,308
Private Colleges & Universities Authority Emory University Series B	5.00	9-1-2048	4,000,000	4,097,395
Private Colleges & Universities Authority Mercer University	5.00	10-1-2040	5,000,000	5,015,191
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,490,000	1,432,238
				12,599,632
Health revenue: 0.14%
Brookhaven Development Authority Children’s Healthcare of Atlanta Obligated Group Series A	5.00	7-1-2038	1,500,000	1,571,294
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	2.94	4-1-2034	4,700,000	4,700,000
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2047	2,250,000	2,251,257
Glynn-Brunswick Memorial Hospital Authority Southeast Georgia Health System Obligated Group	5.00	8-1-2034	2,580,000	2,583,167
				11,105,718
Housing revenue: 0.15%
Georgia HFA Series A	4.60	12-1-2049	12,000,000	11,751,025
Industrial development revenue: 0.03%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	3,000,000	2,799,721
Tax revenue: 0.03%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	2,000,000	2,034,761
Utilities revenue: 1.97%
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2040	1,000,000	939,334
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2041	1,000,000	921,915
Development Authority of Burke County Georgia Power Co. Series 1995	2.20	10-1-2032	1,500,000	1,237,514
Development Authority of Monroe County Georgia Power Co. Series 2øø	3.88	10-1-2048	3,000,000	3,019,656
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	8,500,000	8,570,039
Main Street Natural Gas, Inc. Series A	5.00	6-1-2030	1,000,000	1,044,503
Main Street Natural Gas, Inc. Series A	5.00	5-15-2032	3,745,000	3,845,157
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	16,000,000	16,709,418
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	17,200,000	18,252,320
Main Street Natural Gas, Inc. Series B	5.00	6-1-2027	1,700,000	1,746,697
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,900,000	3,008,397
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 15

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Main Street Natural Gas, Inc. Series B	5.00%	6-1-2029	$3,300,000	$3,434,670
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	9,215,000	9,675,739
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	30,000,000	29,941,134
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	14,500,000	15,181,272
Main Street Natural Gas, Inc. Series Eøø	5.00	5-1-2055	14,500,000	15,335,510
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	1,550,000	1,640,051
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2037	1,100,000	1,137,203
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2038	1,100,000	1,133,068
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.25	7-1-2064	8,000,000	8,306,065
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (BAM Insured)	5.00	1-1-2049	5,000,000	5,068,746
Municipal Electric Authority of Georgia Project One Subordinated B Series A	4.00	1-1-2040	1,075,000	1,022,625
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	3,580,000	3,660,287
				154,831,320
				195,122,177
Guam: 0.09%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2035	530,000	556,352
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	1,000,000	1,048,068
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	750,000	775,933
Port Authority of Guam Series B AMT	5.00	7-1-2030	500,000	514,378
				2,894,731
Housing revenue: 0.00%
Guam Housing Corp. Series A (FHLMC Insured)	5.75	9-1-2031	45,000	45,189
Miscellaneous revenue: 0.03%
Territory of Guam Series F	4.00	1-1-2042	2,750,000	2,544,377
Water & sewer revenue: 0.02%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,626,819
				7,111,116
Hawaii: 0.34%
Airport revenue: 0.34%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2034	6,800,000	7,097,617
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2041	9,500,000	9,545,534
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	7,000,000	7,010,163
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2033	1,250,000	1,235,915
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2034	875,000	860,494
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2035	625,000	606,078
See accompanying notes to portfolio of investments
16 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
State of Hawaii Harbor System Revenue Series A AMT	4.00%	7-1-2036	$300,000	$287,679
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2040	425,000	416,305
				27,059,785
Idaho: 0.07%
Education revenue: 0.07%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	485,000	485,373
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	1,365,000	1,366,131
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2030	980,000	959,897
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2038	1,715,000	1,517,030
Idaho Housing & Finance Association North Star Charter School, Inc. Series A	6.75	7-1-2048	1,322,876	1,339,610
Idaho Housing & Finance Association North Star Charter School, Inc. Series B CAB144A¤	0.00	7-1-2049	1,276,564	231,628
				5,899,669
Illinois: 10.69%
Airport revenue: 0.60%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2041	1,950,000	2,101,837
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2043	1,660,000	1,776,084
Chicago O’Hare International Airport Series A	4.00	1-1-2035	7,500,000	7,614,538
Chicago O’Hare International Airport Series A	5.00	1-1-2034	5,000,000	5,337,677
Chicago O’Hare International Airport Series B	4.50	1-1-2056	10,000,000	9,496,402
Chicago O’Hare International Airport Series B	5.00	1-1-2039	10,250,000	10,425,962
Chicago O’Hare International Airport Series B	5.00	1-1-2053	7,500,000	7,606,199
Chicago O’Hare International Airport Series E (AGM Insured)	4.00	1-1-2039	1,500,000	1,501,781
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	1,000,000	1,012,025
				46,872,505
Education revenue: 0.25%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	1,250,000	1,082,723
Illinois Finance Authority Bradley University Series A	4.00	8-1-2043	750,000	655,055
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2039	1,180,000	1,240,901
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2042	1,835,000	1,880,623
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2044	1,200,000	1,222,512
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2036	1,500,000	1,686,096
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	1,508,685
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	1,673,134
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	2,385,000	2,501,769
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2035	500,000	480,552
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2037	1,000,000	943,202
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 17

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Southern Illinois University Series A (BAM Insured)	5.00%	4-1-2032	$500,000	$534,792
University of Illinois Auxiliary Facilities System Series A CAB (NPFGC Insured)¤	0.00	4-1-2026	2,355,000	2,280,051
University of Illinois Auxiliary Facilities System Series A CAB (NPFGC Insured)¤	0.00	4-1-2027	2,435,000	2,277,964
				19,968,059
GO revenue: 3.55%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	10,000,000	10,602,091
Chicago Board of Education Series A	5.00	12-1-2035	6,630,000	6,724,017
Chicago Board of Education Series A	5.00	12-1-2036	6,000,000	6,062,885
Chicago Board of Education Series A	5.00	12-1-2040	2,000,000	1,987,096
Chicago Board of Education Series A	5.00	12-1-2042	6,555,000	6,260,593
Chicago Board of Education Series B-1 CAB (NPFGC Insured)¤	0.00	12-1-2025	3,380,000	3,295,342
Chicago Board of Education Series B-1 CAB (NPFGC Insured)¤	0.00	12-1-2026	4,245,000	3,979,411
Chicago Board of Education Series C	5.25	12-1-2039	9,000,000	8,740,750
Chicago Board of Education Series D	5.00	12-1-2046	15,000,000	14,159,014
Chicago Board of Education Series H	5.00	12-1-2036	5,905,000	5,749,230
Chicago Board of Education Series H	5.00	12-1-2046	4,000,000	3,775,737
Chicago Park District Series C (BAM Insured)	4.00	1-1-2041	4,025,000	3,748,779
Chicago Park District Series D (BAM Insured)	4.00	1-1-2034	4,555,000	4,566,915
Chicago Park District Series E	5.00	11-15-2028	1,655,000	1,690,421
City of Chicago CAB (NPFGC Insured)¤	0.00	1-1-2030	5,995,000	4,982,581
City of Chicago Series A	5.00	1-1-2034	11,790,000	12,272,937
City of Chicago Series A	5.00	1-1-2043	4,000,000	4,063,355
City of Chicago Series A	5.00	1-1-2044	15,000,000	15,168,411
City of Chicago Series A	5.00	1-1-2045	24,000,000	24,196,762
City of Chicago Series A	5.25	1-1-2037	1,950,000	2,049,979
City of Chicago Series A	5.25	1-1-2045	5,475,000	5,607,348
City of Chicago Series A	5.50	1-1-2039	5,000,000	5,298,631
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,053,046
City of Chicago Series A	5.50	1-1-2041	1,500,000	1,552,522
City of Chicago Series A	5.50	1-1-2043	1,500,000	1,541,945
City of Chicago Series B	4.00	1-1-2038	6,615,000	6,008,976
City of Chicago Series C CAB (AGM Insured)¤	0.00	1-1-2026	7,360,000	7,179,375
City of Peoria Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,125,761
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2035	1,370,000	1,472,483
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2036	1,150,000	1,229,450
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2037	1,250,000	1,329,618
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2038	1,000,000	1,059,188
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2040	3,500,000	3,649,120
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2043	1,650,000	1,697,273
Kane & DuPage Counties Community Unit School District No. 303 St. Charles	4.00	1-1-2043	2,325,000	2,189,360
Kane & DuPage Counties Community Unit School District No. 303 St. Charles	4.00	7-1-2044	6,050,000	5,648,063
Kendall Kane & Will Counties Community Unit School District No. 308 CAB (AGM Insured)¤	0.00	2-1-2026	5,050,000	4,909,255
See accompanying notes to portfolio of investments
18 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Kendall Kane & Will Counties Community Unit School District No. 308 CAB (AGM Insured)¤	0.00%	2-1-2027	$12,050,000	$11,303,741
Macon County School District No. 61 Decatur Series A (AGM Insured)	4.00	12-1-2036	6,000,000	5,772,326
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2040	1,265,000	1,354,737
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	10,000,000	10,160,437
Metropolitan Water Reclamation District of Greater Chicago Series C	5.25	12-1-2032	1,565,000	1,786,364
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2044	1,500,000	1,329,299
State of Illinois	5.00	11-1-2027	1,175,000	1,204,041
State of Illinois	5.50	1-1-2030	2,900,000	3,156,522
State of Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	1,570,000	1,604,857
State of Illinois Series A	5.00	3-1-2046	2,500,000	2,533,662
State of Illinois Series A	5.50	3-1-2042	3,500,000	3,729,049
State of Illinois Series B	5.00	10-1-2028	2,750,000	2,894,128
State of Illinois Series B	5.50	5-1-2047	6,500,000	6,757,090
State of Illinois Series C	4.00	10-1-2038	4,820,000	4,569,425
State of Illinois Series C	5.00	11-1-2029	2,965,000	3,073,865
Village of Bolingbrook Series A	4.00	1-1-2030	3,420,000	3,348,879
Village of New Lenox	4.00	12-15-2041	4,275,000	4,036,992
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2026	7,000,000	6,811,621
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2032	400,000	305,396
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	2,830,000	2,059,970
Will County Community Unit School District No. 209-U Wilmington Series A (AGM Insured)	5.50	2-1-2041	3,660,000	3,862,410
				279,282,531
Health revenue: 1.52%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2040	8,600,000	8,055,653
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	7,450,000	6,761,127
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	25,000,000	25,062,987
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series F (JPMorgan Chase Bank N.A. SPA)ø	3.50	8-15-2057	6,105,000	6,105,000
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2040	4,900,000	3,283,000
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2039	2,250,000	2,185,426
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2047	25,185,000	22,299,474
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 19

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00%	11-15-2045	$12,980,000	$12,986,869
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	30,000,000	30,897,576
Illinois Finance Authority University of Illinois	4.00	10-1-2050	2,000,000	1,712,629
				119,349,741
Housing revenue: 1.17%
Illinois Housing Development Authority Series D (GNMA / FNMA / FHLMC Insured) (Bank of Montreal SPA)ø	2.85	4-1-2045	2,700,000	2,700,000
Illinois Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	4.45	4-1-2043	2,940,000	2,871,334
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	4.00	12-15-2042	2,500,000	2,282,417
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2026	12,245,000	11,528,798
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2029	12,085,000	10,347,073
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2029	24,950,000	20,938,896
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2030	25,700,000	20,699,338
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2031	10,060,000	7,933,865
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2031	9,800,000	7,566,225
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	6-15-2053	3,000,000	3,036,036
Northern Illinois University (BAM Insured)	4.00	10-1-2037	1,650,000	1,585,007
				91,488,989
Miscellaneous revenue: 0.33%
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2044	4,000,000	4,064,138
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2047	5,000,000	5,058,570
Illinois Sports Facilities Authority CAB (Ambac Insured)¤	0.00	6-15-2025	2,575,000	2,555,602
Illinois Sports Facilities Authority CAB (Ambac Insured)¤	0.00	6-15-2026	2,030,000	1,942,580
Illinois State University Capital Improvement Project COP (AGC Insured)	5.00	4-1-2050	12,240,000	12,508,616
				26,129,506
Tax revenue: 1.99%
Chicago Transit Authority Sales Tax Receipts Fund	5.00	12-1-2046	21,500,000	21,668,334
Chicago Transit Authority Sales Tax Receipts Fund Series A	5.00	12-1-2045	2,440,000	2,465,870
Chicago Transit Authority Sales Tax Receipts Fund Series A (BAM Insured)	5.00	12-1-2046	10,000,000	10,346,790
County of Cook Sales Tax Revenue Series A	4.00	11-15-2041	2,000,000	1,900,205
County of Cook Sales Tax Revenue Series A	5.25	11-15-2045	5,000,000	5,243,769
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2025	3,745,000	3,747,956
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2026	4,775,000	4,790,152
See accompanying notes to portfolio of investments
20 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Illinois Sports Facilities Authority (AGM Insured)	5.00%	6-15-2027	$8,845,000	$8,904,862
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	4,030,000	4,057,188
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	13,190,000	13,281,233
Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	15,000,000	16,924,027
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	10,620,000	11,003,831
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2033	5,000,000	5,709,335
Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	12,960,000	13,361,028
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	8,950,000	8,787,803
Sales Tax Securitization Corp. Series A	4.00	1-1-2048	5,430,000	4,768,649
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.00	6-15-2034	2,000,000	1,985,009
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.13	6-15-2037	1,945,000	1,914,624
State of Illinois Sales Tax Revenue Series C	5.00	6-15-2028	3,500,000	3,688,030
State of Illinois Sales Tax Revenue Series D	4.00	6-15-2030	12,000,000	12,006,582
				156,555,277
Transportation revenue: 0.66%
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.13	12-1-2043	20,000,000	19,671,058
Illinois State Toll Highway Authority Series A	4.00	1-1-2042	1,250,000	1,194,437
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	265,000	244,185
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	5,000,000	5,466,354
Illinois State Toll Highway Authority Series A	5.00	1-1-2040	6,000,000	6,018,873
Illinois State Toll Highway Authority Series A	5.00	1-1-2046	15,245,000	15,779,279
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2027	3,400,000	3,522,896
				51,897,082
Utilities revenue: 0.24%
Illinois Municipal Electric Agency Series A	5.00	2-1-2030	7,000,000	7,032,876
Illinois Municipal Electric Agency Series A	5.00	2-1-2031	8,000,000	8,033,836
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2033	3,430,000	3,421,108
				18,487,820
Water & sewer revenue: 0.38%
City of Chicago Wastewater Transmission Revenue Series A (AGM Insured)	5.25	1-1-2058	5,000,000	5,190,463
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00	1-1-2043	2,000,000	2,115,336
City of Chicago Waterworks Revenue (AGM Insured)	5.25	11-1-2032	3,250,000	3,384,204
City of Chicago Waterworks Revenue Series A (AGM Insured)	5.25	11-1-2048	5,000,000	5,301,140
City of Chicago Waterworks Revenue Series A (AGM Insured)	5.50	11-1-2062	4,780,000	5,038,837
City of Chicago Waterworks Revenue Series B (AGM Insured)	4.00	11-1-2040	4,000,000	3,808,082
Illinois Finance Authority State of Illinois Water Revolving Fund - Clean Water Program	4.00	7-1-2038	5,000,000	4,897,143
				29,735,205
				839,766,715
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 21

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 1.61%
Airport revenue: 0.04%
Indianapolis Local Public Improvement Bond Bank Series I AMT	5.00%	1-1-2030	$3,000,000	$3,002,631
Education revenue: 0.22%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	17,000,000	16,632,599
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	5.00	7-1-2040	350,000	348,002
				16,980,601
Health revenue: 0.29%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2033	12,885,000	12,948,169
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2036	5,000,000	4,968,059
Indiana Finance Authority Marion General Hospital, Inc. Obligated Group Series A	4.00	7-1-2045	2,560,000	2,372,491
Indiana Health Facility Financing Authority Ascension Health Credit Group Series 2001A-1	5.00	11-15-2034	2,750,000	2,767,342
				23,056,061
Housing revenue: 0.25%
Greater Clark Building Corp. Greater Clark County Schools	6.00	7-15-2038	5,000,000	5,695,651
Hobart Building Corp. School City	4.00	7-15-2035	2,295,000	2,304,780
IPS Multi-School Building Corp. Board of School Commissioners	5.00	7-15-2044	2,000,000	2,084,789
Northwestern School Building Corp.	4.00	1-15-2043	3,005,000	2,847,049
Northwestern School Building Corp.	6.00	7-15-2039	850,000	942,896
Tippecanoe County School Building Corp. Series B	6.00	7-15-2036	1,000,000	1,172,377
Tippecanoe County School Building Corp. Series B	6.00	7-15-2038	1,000,000	1,161,597
Tippecanoe County School Building Corp. Series B	6.00	7-15-2041	1,750,000	2,001,760
Tippecanoe County School Building Corp. Series B	6.00	1-15-2043	1,000,000	1,132,105
				19,343,004
Industrial development revenue: 0.16%
City of Valparaiso Pratt Paper LLC AMT144A	4.88	1-1-2044	6,000,000	5,994,375
Indiana Finance Authority Duke Energy Indiana LLC Series A4 (Sumitomo Mitsui Banking Corp. LOC)ø	3.65	12-1-2039	6,500,000	6,500,000
				12,494,375
Miscellaneous revenue: 0.29%
Carmel Local Public Improvement Bond Bank Series 2016	5.00	7-15-2031	6,000,000	6,129,159
Indianapolis Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2039	10,535,000	10,371,503
Indianapolis Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2041	3,000,000	2,894,249
Indianapolis Local Public Improvement Bond Bank Series B	5.25	2-1-2048	3,000,000	3,210,995
				22,605,906
Resource recovery revenue: 0.06%
Indiana Finance Authority Republic Services, Inc. Series Bøø	3.40	5-1-2028	5,000,000	4,998,927
See accompanying notes to portfolio of investments
22 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.05%
Indianapolis Local Public Improvement Bond Bank Courthouse & Jail Project Series A	5.00%	2-1-2049	$4,000,000	$4,078,670
Utilities revenue: 0.14%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	3.00	11-1-2030	4,650,000	4,416,714
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	3,000,000	3,062,495
Indiana Finance Authority Ohio Valley Electric Corp. Series C	3.00	11-1-2030	4,000,000	3,810,897
				11,290,106
Water & sewer revenue: 0.11%
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2043	3,450,000	3,218,204
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2045	3,160,000	2,937,634
Evansville Waterworks District Series A (BAM Insured)	5.00	7-1-2047	2,250,000	2,302,304
				8,458,142
				126,308,423
Iowa: 0.07%
GO revenue: 0.04%
City of Cedar Rapids Series A	4.00	6-1-2048	3,630,000	3,388,386
Housing revenue: 0.03%
City of Altoona Series C	5.00	6-1-2031	1,805,000	1,841,385
				5,229,771
Kansas: 0.30%
Education revenue: 0.05%
Tender Option Bond Trust Receipts/Certificates Series ZF1852 (Bank of America N.A. LIQ)144Aø	5.00	9-1-2050	4,000,000	4,000,000
GO revenue: 0.07%
Johnson County Unified School District No. 512 Shawnee Mission Series A	4.00	10-1-2043	3,000,000	2,843,572
Wyandotte County Unified School District No. 203 Piper Series A (AGM Insured)	5.25	9-1-2052	2,500,000	2,604,082
				5,447,654
Tax revenue: 0.18%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	27,185,000	14,212,465
				23,660,119
Kentucky: 1.43%
Education revenue: 0.06%
County of Boyle Centre College of Kentucky Series A	5.25	6-1-2049	2,550,000	2,615,601
Kentucky Bond Development Corp. Centre College	4.00	6-1-2046	800,000	707,840
Kentucky Bond Development Corp. Centre College	4.00	6-1-2051	1,250,000	1,071,756
				4,395,197
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 23

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.27%
County of Warren Bowling Green Community Hospital Corp.	5.25%	4-1-2054	$3,000,000	$3,143,195
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2041	5,000,000	5,076,657
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2046	2,070,000	2,088,343
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2028	5,140,000	4,421,048
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2040	3,300,000	3,487,073
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2041	3,000,000	3,140,556
				21,356,872
Housing revenue: 0.18%
Fayette County School District Finance Corp. Series A	4.00	5-1-2038	5,600,000	5,317,982
Kentucky Bond Corp. Series D	4.50	2-1-2052	2,355,000	2,245,508
Kentucky State Property & Building Commission Project No. 124 Series A (AGM Insured)	5.00	11-1-2039	6,000,000	6,361,340
				13,924,830
Industrial development revenue: 0.05%
County of Trimble Kentucky Utilities Co. AMTøø	4.70	6-1-2054	4,000,000	4,035,288
Miscellaneous revenue: 0.03%
Kentucky State University COP (BAM Insured)	4.00	11-1-2046	640,000	595,784
Kentucky State University COP (BAM Insured)	4.00	11-1-2051	1,000,000	900,115
Kentucky State University COP (BAM Insured)	4.00	11-1-2056	1,000,000	885,899
				2,381,798
Resource recovery revenue: 0.07%
Kentucky EDFA Republic Services, Inc. Series Bøø	3.40	5-1-2028	5,800,000	5,798,755
Transportation revenue: 0.12%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2030	2,000,000	1,549,413
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2031	2,780,000	2,005,485
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2032	2,500,000	1,685,369
Kentucky Public Transportation Infrastructure Authority Series C CAB	6.40	7-1-2033	1,000,000	1,153,748
Kentucky Public Transportation Infrastructure Authority Series C CAB	6.45	7-1-2034	2,505,000	2,885,572
				9,279,587
Utilities revenue: 0.65%
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	27,475,000	27,519,037
See accompanying notes to portfolio of investments
24 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Kentucky Public Energy Authority Series A-1øø	5.25%	4-1-2054	$17,250,000	$18,535,455
Kentucky Public Energy Authority Series C-1øø	4.00	12-1-2049	5,385,000	5,393,631
				51,448,123
				112,620,450
Louisiana: 1.42%
Airport revenue: 0.11%
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AGM Insured)	5.00	1-1-2036	1,750,000	1,813,351
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AGM Insured)	5.00	1-1-2037	1,750,000	1,810,259
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AGM Insured)	5.00	1-1-2038	1,500,000	1,548,785
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,145,000	1,145,699
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2040	2,000,000	2,043,569
				8,361,663
GO revenue: 0.02%
City of New Orleans Series A	5.00	12-1-2046	2,000,000	2,056,639
Industrial development revenue: 0.29%
Louisiana Offshore Terminal Authority Loop LLC Series 2013Cøø	4.20	9-1-2034	5,200,000	5,188,827
Louisiana Offshore Terminal Authority Loop LLC Series Aøø	4.20	9-1-2033	15,000,000	14,985,349
Parish of St. John the Baptist Marathon Oil Corp. Series Cøø	3.30	6-1-2037	3,000,000	2,977,457
				23,151,633
Miscellaneous revenue: 0.02%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,645,000	1,484,757
Tax revenue: 0.47%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	10,000,000	10,542,781
Ernest N Morial New Orleans Exhibition Hall Authority	5.50	7-15-2053	5,000,000	5,341,437
Louisiana Stadium & Exposition District Series A	5.25	7-1-2053	20,000,000	20,804,730
				36,688,948
Transportation revenue: 0.28%
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2054	11,020,000	11,441,364
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2059	10,000,000	10,337,174
				21,778,538
Utilities revenue: 0.08%
City of Lafayette Utilities Revenue Electric Projects (AGC Insured)	5.00	11-1-2049	6,000,000	6,303,787
Water & sewer revenue: 0.15%
City of New Orleans Sewerage Service Revenue Series B	4.00	6-1-2050	1,200,000	1,070,454
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2045	1,500,000	1,528,798
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 25

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00%	6-1-2038	$350,000	$346,857
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2039	400,000	393,022
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2040	350,000	341,354
City of Shreveport Water & Sewer Revenue Series B (AGM Insured)	4.00	12-1-2036	730,000	718,048
City of Shreveport Water & Sewer Revenue Series B (AGM Insured)	4.00	12-1-2044	1,000,000	899,887
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	6,075,000	5,419,650
Greater Ouachita Water Co. (BAM Insured)	4.50	9-1-2053	1,150,000	1,082,713
				11,800,783
				111,626,748
Maine: 0.13%
Health revenue: 0.13%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2040	1,700,000	1,660,916
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2045	4,500,000	4,125,709
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2028	1,445,000	1,500,295
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2029	1,535,000	1,625,643
Maine Health & Higher Educational Facilities Authority Series A (AGM Insured)	4.00	7-1-2046	500,000	461,513
Maine Health & Higher Educational Facilities Authority Series A (AGM Insured)	4.00	7-1-2050	1,000,000	913,082
				10,287,158
Maryland: 0.29%
Education revenue: 0.00%
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	145,000	145,062
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2030	200,000	200,026
				345,088
Health revenue: 0.08%
County of Montgomery Trinity Health Corp. Obligated Group	4.00	12-1-2044	5,000,000	4,713,856
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2045	745,000	663,673
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2050	850,000	729,506
				6,107,035
Housing revenue: 0.14%
Maryland Community Development Administration 4710 Park Heights Senior LP Series C	5.25	11-1-2025	8,000,000	8,043,243
Maryland Stadium Authority Series A	5.00	9-1-2037	3,000,000	3,271,188
				11,314,431
See accompanying notes to portfolio of investments
26 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.03%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00%	9-1-2050	$2,500,000	$2,063,968
Transportation revenue: 0.03%
Maryland State Transportation Authority Facilities Projects	4.00	7-1-2050	2,190,000	1,997,264
Water & sewer revenue: 0.01%
City of Baltimore Water Utility Fund Series A	4.00	7-1-2039	500,000	485,967
City of Baltimore Water Utility Fund Series A	4.00	7-1-2040	500,000	478,384
				964,351
				22,792,137
Massachusetts: 3.37%
Airport revenue: 0.11%
Massachusetts Port Authority Series A AMT	5.00	7-1-2039	4,005,000	4,197,006
Massachusetts Port Authority Series A AMT	5.00	7-1-2042	2,000,000	2,067,126
Massachusetts Port Authority Series E AMT	5.00	7-1-2046	1,975,000	2,018,745
				8,282,877
Education revenue: 0.23%
Collegiate Charter School of Lowell	5.00	6-15-2039	1,000,000	1,002,339
Collegiate Charter School of Lowell	5.00	6-15-2049	1,750,000	1,729,844
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2045	2,400,000	1,863,948
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2050	2,750,000	2,055,914
Massachusetts Development Finance Agency Northeastern University	5.00	10-1-2044	7,000,000	7,379,395
Massachusetts Development Finance Agency Suffolk University	4.00	7-1-2051	1,000,000	789,847
Massachusetts Educational Financing Authority Series B AMT	4.25	7-1-2032	1,800,000	1,774,097
University of Massachusetts Building Authority Series 1	5.00	11-1-2036	1,590,000	1,600,453
				18,195,837
GO revenue: 1.48%
City of Revere	4.00	8-1-2047	4,000,000	3,704,166
Commonwealth of Massachusetts	4.00	5-1-2045	20,000,000	18,584,272
Commonwealth of Massachusetts Series A	5.00	5-1-2053	13,000,000	13,477,412
Commonwealth of Massachusetts Series A	5.00	1-1-2054	23,000,000	23,896,147
Commonwealth of Massachusetts Series D	5.00	10-1-2053	10,000,000	10,383,255
Commonwealth of Massachusetts Series E	5.00	11-1-2050	15,540,000	16,018,647
Commonwealth of Massachusetts Series E	5.00	11-1-2052	5,000,000	5,178,285
Commonwealth of Massachusetts Series E	5.00	8-1-2053	6,000,000	6,247,837
Commonwealth of Massachusetts Series E	5.00	8-1-2054	7,935,000	8,260,938
Commonwealth of Massachusetts Series E	5.25	9-1-2048	1,765,000	1,813,209
Commonwealth of Massachusetts Series F	5.00	11-1-2041	5,000,000	5,145,101
Town of Tyngsborough	4.00	10-15-2048	4,275,000	3,956,764
				116,666,033
Health revenue: 0.63%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	4,950,000	4,958,826
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 27

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series D	5.00%	7-1-2044	$6,000,000	$5,921,350
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2048	7,805,000	8,081,343
Massachusetts Development Finance Agency Dana-Farber Cancer Institute Obligated Group Series N	5.00	12-1-2046	3,000,000	2,967,579
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2040	1,000,000	963,352
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2041	1,200,000	1,135,357
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	15,000,000	15,376,835
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series Q	5.00	7-1-2047	6,085,000	6,092,920
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	4.00	10-1-2045	3,835,000	3,529,858
Massachusetts HEFA Mass General Brigham, Inc. (TD Bank N.A. LOC)ø	2.80	7-1-2040	770,000	770,000
				49,797,420
Miscellaneous revenue: 0.13%
Massachusetts Bay Transportation Authority Assessment Revenue Series A-2	5.00	7-1-2052	9,450,000	9,809,158
Tax revenue: 0.79%
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2047	6,485,000	6,568,040
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2048	11,510,000	11,707,899
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2049	16,500,000	16,866,143
Commonwealth of Massachusetts Transportation Fund Revenue Series B	5.00	6-1-2051	17,000,000	17,724,452
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.00	7-1-2040	6,920,000	6,863,862
Massachusetts School Building Authority Series D	5.00	8-15-2037	2,000,000	2,008,933
				61,739,329
				264,490,654
Michigan: 1.95%
Airport revenue: 0.11%
Wayne County Airport Authority Detroit Metropolitan Series B AMT	5.00	12-1-2041	1,145,000	1,171,792
Wayne County Airport Authority Detroit Metropolitan Series B (BAM Insured)	5.00	12-1-2046	1,400,000	1,424,083
Wayne County Airport Authority Detroit Metropolitan Series F AMT	5.00	12-1-2029	6,000,000	6,041,579
				8,637,454
Education revenue: 0.08%
Michigan Finance Authority Bradford Academy	4.30	9-1-2030	830,000	772,715
See accompanying notes to portfolio of investments
28 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Michigan Finance Authority Bradford Academy	4.80%	9-1-2040	$1,205,000	$1,020,915
Michigan Finance Authority Bradford Academy	5.00	9-1-2050	4,530,000	3,659,653
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	972,500	973,072
				6,426,355
GO revenue: 0.07%
Okemos Public Schools Series II (QSBLF Insured)	5.00	5-1-2049	2,250,000	2,353,611
Okemos Public Schools Series II (QSBLF Insured)	5.00	5-1-2054	3,000,000	3,131,799
				5,485,410
Health revenue: 0.25%
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2021	4.00	11-15-2045	750,000	627,373
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2022	4.00	11-15-2031	920,000	888,479
Michigan Finance Authority Corewell Health Obligated Group Series A	5.00	11-1-2044	4,000,000	4,001,381
Michigan Finance Authority McLaren Health Care Corp. Obligated Group Series A	4.00	2-15-2047	3,000,000	2,693,033
Michigan Finance Authority Sparrow Health Obligated Group	5.00	11-15-2045	3,600,000	3,608,489
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2016MI	5.00	12-1-2034	8,055,000	8,158,351
				19,977,106
Housing revenue: 0.29%
Michigan Municipal Bond Authority Series C (Ambac Insured)	4.75	5-1-2027	2,355,000	2,385,625
Michigan State Building Authority Series Iø	2.97	4-15-2059	5,000,000	5,000,000
Michigan State Building Authority Series I	5.00	4-15-2041	14,295,000	14,473,516
Michigan State Housing Development Authority Series D (FHLB SPA)ø	2.90	6-1-2030	740,000	740,000
				22,599,141
Miscellaneous revenue: 0.40%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	6,000,000	5,286,693
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2039	7,895,000	7,900,218
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	18,345,000	18,351,985
				31,538,896
Tax revenue: 0.20%
State of Michigan Trunk Line Revenue Series A	4.00	11-15-2046	17,000,000	15,796,606
Utilities revenue: 0.13%
Lansing Board of Water & Light Series A	5.25	7-1-2054	9,600,000	10,163,544
Water & sewer revenue: 0.42%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	8,500,000	8,647,169
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 29

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Great Lakes Water Authority Water Supply System Revenue Series D	4.00%	7-1-2032	$11,000,000	$11,047,235
Great Lakes Water Authority Water Supply System Revenue Series D (AGM Insured)	4.00	7-1-2033	11,000,000	11,057,710
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2035	2,000,000	2,006,237
				32,758,351
				153,382,863
Minnesota: 0.49%
GO revenue: 0.02%
County of Hennepin Series A	5.00	12-1-2037	1,000,000	1,039,064
Shakopee Independent School District No. 720 Series A	4.00	2-1-2030	225,000	229,014
Shakopee Independent School District No. 720 Series A	4.00	2-1-2032	240,000	244,087
				1,512,165
Health revenue: 0.33%
City of Minneapolis Fairview Health Services Obligated Group Series A	4.00	11-15-2048	2,315,000	1,972,828
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	13,650,000	13,638,295
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	10,000,000	10,408,800
				26,019,923
Miscellaneous revenue: 0.09%
JPMorgan Chase Putters/Drivers Trust (JPMorgan Chase Bank N.A. SPA, JPMorgan Chase Bank N.A. LOC)144Aø	3.95	3-20-2027	5,000,000	5,000,000
Minnesota Rural Water Finance Authority, Inc. BAN	3.30	8-1-2026	2,000,000	2,001,854
				7,001,854
Utilities revenue: 0.05%
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2042	3,895,000	3,974,527
				38,508,469
Mississippi: 0.11%
Miscellaneous revenue: 0.07%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AGM Insured)	5.00	9-1-2030	5,460,000	5,465,260
Tobacco revenue: 0.04%
State of Mississippi ABC Revenues	5.00	10-1-2049	3,000,000	3,112,674
				8,577,934
See accompanying notes to portfolio of investments
30 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 0.69%
GO revenue: 0.11%
Liberty Public School District No. 53	4.00%	3-1-2043	$4,050,000	$3,864,106
St. Louis School District	4.00	4-1-2030	4,840,000	4,895,214
				8,759,320
Miscellaneous revenue: 0.46%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2037	3,000,000	3,081,921
Kansas City IDA Airport Revenue Series B AMT (AGM Insured)	5.00	3-1-2049	23,075,000	23,271,588
Missouri Development Finance Board Nelson Gallery Foundation Series A (Northern Trust Company SPA)ø	3.60	12-1-2033	10,000,000	10,000,000
				36,353,509
Water & sewer revenue: 0.12%
City of Kansas City Sanitary Sewer System Revenue Series A	4.00	1-1-2049	5,000,000	4,665,580
City of Kansas City Water Revenue Series A	5.00	12-1-2048	4,500,000	4,735,068
				9,400,648
				54,513,477
Nebraska: 0.35%
Health revenue: 0.02%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2040	1,150,000	1,108,483
Utilities revenue: 0.33%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	19,810,000	19,839,279
Central Plains Energy Project No. 3 Series A	5.00	9-1-2033	6,000,000	6,372,107
				26,211,386
				27,319,869
Nevada: 1.66%
GO revenue: 1.48%
City of Henderson Series A-1	4.00	6-1-2045	4,610,000	4,394,326
City of Henderson Series B-1	4.00	6-1-2039	4,060,000	4,039,023
City of Henderson Series B-1	4.00	6-1-2040	3,340,000	3,289,123
City of Las Vegas Series A	4.00	2-1-2038	1,335,000	1,333,656
Clark County School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	9,612,103
Clark County School District Series A (AGM Insured)	4.00	6-15-2036	850,000	855,860
Clark County School District Series A (AGM Insured)	4.00	6-15-2037	900,000	900,035
Clark County School District Series A (AGM Insured)	4.00	6-15-2038	850,000	840,931
Clark County School District Series A (AGM Insured)	4.00	6-15-2039	1,000,000	977,605
Clark County School District Series A (AGM Insured)	5.00	6-15-2032	900,000	972,432
Clark County School District Series A (AGM Insured)	5.00	6-15-2033	825,000	888,356
Clark County School District Series A (AGM Insured)	5.00	6-15-2034	950,000	1,019,794
Clark County School District Series A (AGM Insured)	5.00	6-15-2035	1,000,000	1,069,079
County of Clark Series A	5.00	6-1-2043	9,360,000	9,582,873
County of Clark Series A	5.00	5-1-2048	50,215,000	51,370,045
County of Clark Series C	4.00	7-1-2032	6,000,000	6,062,138
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 31

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Las Vegas Valley Water District Series A	4.00%	6-1-2034	$4,600,000	$4,731,667
Las Vegas Valley Water District Series D	4.00	6-1-2047	15,235,000	14,058,430
				115,997,476
Industrial development revenue: 0.01%
County of Clark Southern California Edison Co.	2.10	6-1-2031	1,250,000	1,075,585
Tax revenue: 0.17%
County of Clark Sales & Excise Tax Revenue Streets & Highway Project	4.00	7-1-2043	4,500,000	4,312,975
Las Vegas Convention & Visitors Authority Clark County Combined Room Tax Revenue Series B	4.00	7-1-2049	10,000,000	8,773,606
				13,086,581
				130,159,642
New Hampshire: 0.42%
Education revenue: 0.21%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	5.25	6-1-2051	10,000,000	10,476,296
New Hampshire Health & Education Facilities Authority Act University System (BAM Insured)	5.25	7-1-2048	5,860,000	6,219,435
				16,695,731
Health revenue: 0.10%
New Hampshire Health & Education Facilities Authority Act Concord Hospital Obligated Group	5.00	10-1-2047	5,000,000	5,032,675
New Hampshire Health & Education Facilities Authority Act Dartmouth-Hitchcock Obligated Group Series A	5.00	8-1-2036	2,660,000	2,728,763
				7,761,438
Housing revenue: 0.08%
New Hampshire Business Finance Authority Class A Series 1-A	4.13	1-20-2034	5,977,379	5,958,863
Resource recovery revenue: 0.03%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,560,000	2,597,240
				33,013,272
New Jersey: 1.77%
Airport revenue: 0.02%
South Jersey Port Corp. Series S-1	5.00	1-1-2039	1,350,000	1,356,142
Education revenue: 0.01%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2047	750,000	714,914
GO revenue: 0.18%
City of Newark Series A	5.00	7-15-2025	5,000,000	5,022,687
City of Newark Series A	5.00	7-15-2026	2,205,000	2,215,551
See accompanying notes to portfolio of investments
32 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Newark Series A	5.00%	7-15-2027	$6,035,000	$6,063,523
City of Newark Series B	5.00	7-15-2025	385,000	386,747
City of Newark Series B	5.00	7-15-2026	395,000	396,890
City of Newark Series B	5.00	7-15-2027	405,000	406,914
				14,492,312
Housing revenue: 1.03%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	12,335,000	12,986,747
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	2,620,000	2,507,435
New Jersey EDA Portal North Bridge Project Series A	5.00	11-1-2038	5,000,000	5,306,354
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	3,000,000	3,186,322
New Jersey TTFA Series A¤	0.00	12-15-2026	1,150,000	1,089,660
New Jersey TTFA Series A¤	0.00	12-15-2028	10,100,000	8,933,858
New Jersey TTFA Series A¤	0.00	12-15-2029	11,875,000	10,114,415
New Jersey TTFA Series A¤	0.00	12-15-2030	8,000,000	6,548,913
New Jersey TTFA Series A¤	0.00	12-15-2031	4,500,000	3,536,580
New Jersey TTFA Series A CAB¤	0.00	12-15-2039	10,000,000	5,263,399
New Jersey TTFA Series AA	5.00	6-15-2038	2,000,000	2,127,893
New Jersey TTFA Series CC	5.25	6-15-2046	6,000,000	6,598,991
Residual Interest Bond Floater Trust Various States Series 2024-012 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	3.12	11-1-2064	3,495,000	3,495,000
Union County Utilities Authority Covanta Union LLC Series A AMT	5.25	12-1-2031	9,210,000	9,290,897
				80,986,464
Industrial development revenue: 0.07%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	5,110,000	5,115,274
Miscellaneous revenue: 0.16%
New Jersey TTFA Series A	4.25	6-15-2040	4,375,000	4,268,570
Newark Housing Authority Port Authority of New York & New Jersey (NPFGC Insured)	5.00	1-1-2032	7,620,000	8,016,278
				12,284,848
Tax revenue: 0.04%
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	3,138,004
Transportation revenue: 0.23%
New Jersey Turnpike Authority Series A	4.00	1-1-2042	16,405,000	15,882,397
South Jersey Transportation Authority Series A	5.00	11-1-2041	1,000,000	1,032,331
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,500,000	1,533,631
				18,448,359
Water & sewer revenue: 0.03%
Jersey City Municipal Utilities Authority Water Fund Series C (AGM Insured)	5.00	10-15-2049	2,300,000	2,439,554
				138,975,871
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 33

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Mexico: 0.20%
Industrial development revenue: 0.14%
City of Farmington Southern California Edison Co.	1.80%	4-1-2029	$5,000,000	$4,465,582
City of Farmington Southern California Edison Co. Series B	1.80	4-1-2029	7,000,000	6,251,814
				10,717,396
Utilities revenue: 0.06%
New Mexico Municipal Energy Acquisition Authority Series A (Royal Bank of Canada LIQ)øø	5.00	11-1-2039	5,140,000	5,146,938
				15,864,334
New York: 12.26%
Airport revenue: 1.85%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	6,250,000	6,562,954
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,295,441
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2037	2,000,000	2,054,486
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2038	3,000,000	3,066,088
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	13,000,000	13,215,294
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2042	3,385,000	3,395,506
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2039	700,000	649,942
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2040	900,000	829,850
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	1,000,000	1,041,719
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2037	700,000	714,704
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	2,475,000	2,616,419
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2036	1,750,000	1,843,118
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2037	1,750,000	1,836,611
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT	5.50	12-31-2054	17,000,000	17,680,655
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2054	3,000,000	3,101,006
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2060	18,000,000	18,582,091
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	6,500,000	6,910,530
New York Transportation Development Corp. JFK NTO LLC AMT (AGM Insured)	5.00	6-30-2049	5,000,000	5,037,307
New York Transportation Development Corp. JFK NTO LLC AMT (AGM Insured)	5.00	6-30-2054	5,000,000	4,995,319
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2041	3,250,000	3,250,413
See accompanying notes to portfolio of investments
34 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00%	7-1-2046	$10,435,000	$10,359,490
Port Authority of New York & New Jersey Series 193rd AMT	5.00	10-15-2028	1,760,000	1,770,919
Port Authority of New York & New Jersey Series 205th	5.25	11-15-2039	16,580,000	17,189,627
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	7,000,000	6,561,190
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,033,381
Port Authority of New York & New Jersey Series 218 AMT	4.00	11-1-2041	2,275,000	2,157,924
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2045	5,000,000	4,549,250
				145,301,234
Education revenue: 0.75%
Babylon L D Corp. II Series A	6.65	2-1-2053	7,265,000	7,369,996
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A144A	6.75	4-15-2043	2,000,000	2,229,949
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series B144A	6.75	4-15-2043	3,290,000	3,668,266
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2040	3,400,000	3,199,892
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2041	3,450,000	3,223,661
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2044	1,025,000	938,077
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	5,000,000	3,835,323
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	10,030,000	9,284,120
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	6,085,000	6,211,389
Monroe County Industrial Development Corp. University of Rochester Series A	5.00	7-1-2053	7,000,000	7,359,984
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,171,398
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	896,817
New York State Dormitory Authority Icahn School of Medicine at Mount Sinai Series A	5.00	7-1-2040	3,000,000	2,999,729
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2027	335,000	345,938
New York State Dormitory Authority Series A	5.00	7-1-2049	4,265,000	4,414,126
New York State Dormitory Authority St. John’s University Series A	4.00	7-1-2048	2,000,000	1,812,130
				58,960,795
GO revenue: 1.73%
City of New York Series 2ø	3.65	4-1-2042	10,375,000	10,375,000
City of New York Series A-1	5.25	9-1-2042	8,750,000	9,369,598
City of New York Series A-1	5.25	9-1-2043	21,165,000	22,548,302
City of New York Series A6 (JPMorgan Chase Bank N.A. SPA)ø	3.60	8-1-2044	3,190,000	3,190,000
City of New York Series B-1	5.00	10-1-2038	2,650,000	2,769,964
City of New York Series C	4.00	8-1-2039	3,000,000	2,957,722
City of New York Series C	5.25	3-1-2053	37,500,000	39,479,528
City of New York Series D-1	5.25	5-1-2041	6,000,000	6,466,708
City of New York Series D-1	5.25	5-1-2042	1,000,000	1,068,067
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 35

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of New York Series E1	5.25%	4-1-2047	$10,000,000	$10,547,111
City of New York Series E-1	5.00	3-1-2039	8,800,000	9,060,574
City of New York Series F-1	5.00	3-1-2043	4,000,000	4,160,841
City of New York Series F-1	5.00	3-1-2050	6,500,000	6,669,809
City of Yonkers Series C (AGM Insured)	5.00	3-15-2036	2,000,000	2,191,114
City of Yonkers Series C (AGM Insured)	5.00	3-15-2037	1,100,000	1,200,166
City of Yonkers Series C (AGM Insured)	5.00	3-15-2038	1,140,000	1,239,211
City of Yonkers Series F (BAM Insured)	5.00	11-15-2040	850,000	911,950
City of Yonkers Series F (BAM Insured)	5.00	11-15-2041	750,000	799,355
City of Yonkers Series F (BAM Insured)	5.00	11-15-2042	1,000,000	1,061,061
				136,066,081
Health revenue: 0.41%
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders LOC)ø	3.02	7-1-2048	9,925,000	9,925,000
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2036	9,615,000	9,283,984
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2037	9,965,000	9,534,155
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	9-1-2038	2,890,000	2,733,945
Westchester County Local Development Corp. Health Care Corp. Obligated Group (AGM Insured)	5.25	11-1-2034	1,000,000	1,108,559
				32,585,643
Housing revenue: 0.43%
New York City Transitional Finance Authority Building Aid Revenue Series S-2	5.00	7-15-2041	13,805,000	13,855,851
New York City Transitional Finance Authority Building Aid Revenue Series S-3A	4.00	7-15-2038	8,500,000	8,354,245
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	5,000	5,344
New York State Thruway Authority Personal Income Tax Revenue Series A-1	4.00	3-15-2044	5,000,000	4,648,696
Yonkers Industrial Development Agency New Community School Project	5.00	5-1-2047	5,000,000	5,192,676
Yonkers Industrial Development Agency New Community School Project	5.25	5-1-2051	1,600,000	1,677,685
				33,734,497
Industrial development revenue: 0.57%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	915,892
New York Transportation Development Corp. American Airlines, Inc. AMT	3.00	8-1-2031	2,000,000	1,843,533
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2032	12,000,000	12,291,465
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2034	5,005,000	5,107,629
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	20,000,000	20,588,046
See accompanying notes to portfolio of investments
36 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00%	10-1-2040	$3,000,000	$3,050,444
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2046	1,515,000	1,288,601
				45,085,610
Miscellaneous revenue: 0.75%
Hudson Yards Infrastructure Corp. Series A (AGM Insured)	4.00	2-15-2047	8,000,000	7,295,203
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2031	1,000,000	1,085,958
New York Liberty Development Corp. Port Authority of New York & New Jersey Series 1	4.00	2-15-2043	4,500,000	4,201,668
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	1,745,000	1,828,224
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2035	1,000,000	1,045,205
Suffolk Regional Off-Track Betting Co.	6.00	12-1-2053	3,000,000	3,081,693
Tender Option Bond Trust Receipts/Certificates Series 2025- XL0583 (JPMorgan Chase Bank N.A. LIQ)144Aø	3.65	12-1-2032	10,595,000	10,595,000
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A	5.00	5-15-2047	15,000,000	15,551,950
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-1	4.00	5-15-2046	1,250,000	1,152,681
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	5-15-2047	8,000,000	8,294,374
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C-1A	4.00	5-15-2042	2,250,000	2,128,401
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	2,650,000	2,372,101
				58,632,458
Tax revenue: 3.28%
Empire State Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2041	3,750,000	3,918,507
Empire State Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2042	4,075,000	4,239,406
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	8,045,000	7,778,621
Empire State Development Corp. Personal Income Tax Revenue Series C	5.00	3-15-2047	8,000,000	8,235,206
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	8,040,000	7,641,990
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2046	5,670,000	5,208,426
New York City Transitional Finance Authority Building Aid Revenue Series S-1	5.00	7-15-2040	3,155,000	3,161,496
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00	8-1-2041	1,900,000	1,794,637
New York City Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	5-1-2038	5,000,000	5,216,845
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2	5.00	8-1-2037	12,140,000	12,489,333
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 37

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York City Transitional Finance Authority Future Tax Secured Revenue Series A4 (Bank of America N.A. SPA)ø	3.60%	8-1-2041	$2,000,000	$2,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2041	5,580,000	5,228,493
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,000,000	4,731,929
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	10,000,000	9,428,529
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2043	2,335,000	2,169,536
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2044	10,710,000	9,854,633
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.50	11-1-2045	21,670,000	23,371,182
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2038	4,000,000	3,982,340
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	5-1-2042	2,390,000	2,437,990
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2044	5,770,000	6,302,052
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2047	7,040,000	7,598,197
New York City Transitional Finance Authority Future Tax Secured Revenue Series C	5.00	5-1-2050	11,750,000	12,239,305
New York City Transitional Finance Authority Future Tax Secured Revenue Series D	5.00	5-1-2049	3,900,000	4,066,387
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	2-1-2049	7,695,000	8,003,908
New York State Dormitory Authority Personal Income Tax Revenue Series A	4.00	3-15-2047	2,275,000	2,094,287
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2034	3,790,000	3,870,588
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	6,750,000	6,937,511
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.25	3-15-2052	4,500,000	4,777,203
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	4,974,262
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.00	2-15-2048	12,500,000	12,843,694
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	6,000,000	5,695,835
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2044	2,700,000	2,525,616
New York State Dormitory Authority Personal Income Tax Revenue Series E	5.00	2-15-2044	9,120,000	9,128,393
New York State Dormitory Authority Sales Tax Revenue Series A	5.00	3-15-2054	5,000,000	5,188,509
New York State Dormitory Authority Sales Tax Revenue Series A	5.00	3-15-2056	18,000,000	18,665,296
See accompanying notes to portfolio of investments
38 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York State Thruway Authority Personal Income Tax Revenue Series A	5.00%	3-15-2048	$10,000,000	$10,359,790
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-1	5.25	5-15-2059	5,075,000	5,358,841
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-1	5.25	5-15-2064	4,000,000	4,211,476
				257,730,249
Transportation revenue: 0.80%
Metropolitan Transportation Authority Series A	5.25	11-15-2049	10,000,000	10,330,308
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	12,640,000	13,170,977
Metropolitan Transportation Authority Series C	5.00	11-15-2040	3,425,000	3,541,852
Metropolitan Transportation Authority Series C (AGM Insured)	5.00	11-15-2041	9,700,000	10,048,248
Metropolitan Transportation Authority Series C (BAM Insured)	5.00	11-15-2042	3,005,000	3,103,600
Metropolitan Transportation Authority Series C-1	5.00	11-15-2035	2,000,000	2,009,827
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2044	3,975,000	4,083,524
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2047	4,000,000	4,145,552
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2049	7,750,000	7,920,040
Triborough Bridge & Tunnel Authority Series A	5.50	11-15-2057	4,000,000	4,283,410
				62,637,338
Utilities revenue: 0.25%
New York Power Authority Series A	4.00	11-15-2045	9,000,000	8,305,544
New York Power Authority Series A	4.00	11-15-2054	5,000,000	4,478,946
Utility Debt Securitization Authority	5.00	12-15-2037	3,780,000	3,818,117
Utility Debt Securitization Authority	5.00	12-15-2040	2,870,000	2,957,279
				19,559,886
Water & sewer revenue: 1.44%
New York City Municipal Water Finance Authority Series BB-1	5.25	6-15-2054	7,000,000	7,407,557
New York City Municipal Water Finance Authority Water & Sewer System Series AA	5.00	6-15-2051	2,000,000	2,095,240
New York City Municipal Water Finance Authority Water & Sewer System Series AA	5.25	6-15-2053	5,000,000	5,323,232
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1	5.25	6-15-2052	5,250,000	5,535,003
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.00	6-15-2049	12,240,000	12,620,343
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.25	6-15-2054	11,005,000	11,675,573
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.25	6-15-2047	24,940,000	26,077,309
New York City Municipal Water Finance Authority Water & Sewer System Series DD1	5.00	6-15-2048	3,000,000	3,053,474
New York State Environmental Facilities Corp. Revolving Fund Series A	5.00	6-15-2045	26,855,000	26,924,203
New York State Environmental Facilities Corp. Revolving Fund Series B	5.00	6-15-2048	10,035,000	10,253,895
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 39

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Western Nassau County Water Authority Series A	4.00%	4-1-2046	$1,100,000	$1,024,706
Western Nassau County Water Authority Series A	4.00	4-1-2051	1,000,000	908,022
				112,898,557
				963,192,348
North Carolina: 0.64%
Airport revenue: 0.04%
Raleigh Durham Airport Authority Series A AMT	5.00	5-1-2035	3,400,000	3,543,308
Education revenue: 0.03%
North Carolina Capital Facilities Finance Agency Meredith College	5.00	6-1-2038	500,000	467,731
North Carolina Capital Facilities Finance Agency Wake Forest University	5.00	1-1-2033	1,000,000	1,021,415
University of North Carolina at Asheville	5.00	6-1-2042	625,000	633,586
				2,122,732
Health revenue: 0.22%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series A	5.00	1-15-2036	500,000	523,523
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series H (JPMorgan Chase Bank N.A. SPA)ø	3.45	1-15-2048	8,600,000	8,600,000
North Carolina Medical Care Commission Carolina Meadows, Inc. Obligated Group	5.25	12-1-2054	2,500,000	2,608,044
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Obligated Group	5.00	11-1-2031	1,500,000	1,519,144
North Carolina Medical Care Commission FirstHealth of the Carolinas, Inc. Series D (Truist Bank LOC)ø	3.60	10-1-2032	1,640,000	1,640,000
North Carolina Medical Care Commission Forest at Duke, Inc. Obligated Group	4.00	9-1-2051	1,100,000	889,207
North Carolina Medical Care Commission Presbyterian Homes Obligated Group Series C	4.00	10-1-2031	1,500,000	1,492,697
				17,272,615
Housing revenue: 0.05%
North Carolina Capital Facilities Finance Agency NCA&T University Foundation LLC Series A (AGC Insured)	5.00	6-1-2027	1,000,000	1,002,822
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	2,250,000	2,252,444
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.55	7-1-2044	1,000,000	989,491
				4,244,757
Miscellaneous revenue: 0.01%
City of Charlotte Series C COP	5.00	6-1-2030	1,000,000	1,001,233
Transportation revenue: 0.16%
North Carolina Department of Transportation I-77 Mobility Partners LLC AMT	5.00	6-30-2028	1,275,000	1,278,778
See accompanying notes to portfolio of investments
40 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
North Carolina Turnpike Authority (AGM Insured)	5.00%	1-1-2049	$4,500,000	$4,581,553
North Carolina Turnpike Authority Series A	5.00	7-1-2042	500,000	502,973
North Carolina Turnpike Authority Series A (AGM Insured)	5.00	1-1-2054	6,000,000	6,198,976
				12,562,280
Water & sewer revenue: 0.13%
City of Mebane Combined Utilities Revenue	4.00	8-1-2049	2,675,000	2,478,456
Town of Fuquay-Varina Combined Utilities Revenue Series A	4.00	2-1-2049	8,000,000	7,418,971
				9,897,427
				50,644,352
North Dakota: 0.17%
Miscellaneous revenue: 0.12%
University of North Dakota Series A COP	5.00	4-1-2057	9,000,000	9,093,505
Water & sewer revenue: 0.05%
North Dakota PFA Series A	5.00	10-1-2038	3,780,000	3,938,578
				13,032,083
Ohio: 1.62%
Airport revenue: 0.08%
Columbus Regional Airport Authority Series A AMT	5.00	1-1-2040	6,000,000	6,263,413
Education revenue: 0.12%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2035	650,000	593,096
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2040	720,000	614,675
Ohio Higher Educational Facility Commission Kenyon College	5.00	7-1-2037	3,100,000	3,368,341
Tender Option Bond Trust Receipts/Certificates Series 2024- MS0027 (Morgan Stanley Bank LOC, Morgan Stanley Bank LIQ)144Aø	3.07	1-15-2031	4,700,000	4,700,000
				9,276,112
GO revenue: 0.12%
State of Ohio Series A	5.00	2-1-2036	4,265,000	4,314,261
Tender Option Bond Trust Receipts/Certificates Series 2025- XM1208 (Royal Bank of Canada LIQ)144Aø	2.90	12-1-2030	5,200,000	5,200,000
				9,514,261
Health revenue: 0.80%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	4,830,000	4,513,324
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2047	3,000,000	2,690,908
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2047	5,205,000	4,866,183
County of Franklin OhioHealth Obligated Group Series A	4.00	5-15-2047	1,000,000	911,676
County of Franklin Trinity Health Corp. Obligated Group Series A	4.00	12-1-2044	3,450,000	3,148,034
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 41

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
County of Franklin Trinity Health Corp. Obligated Group Series A	5.00%	12-1-2047	$5,000,000	$5,046,464
County of Hamilton Cincinnati Children’s Hospital Medical Center Obligated Group Series CC	5.00	11-15-2041	2,250,000	2,481,201
County of Hamilton UC Health Obligated Group	5.00	9-15-2045	7,500,000	7,431,414
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	4,250,000	4,273,780
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	3,000,000	2,770,254
State of Ohio Children’s Hospital Medical Center of Akron Obligated Group Series A	5.25	8-15-2048	5,000,000	5,319,588
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bø	3.10	1-15-2049	16,500,000	16,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0507 (Royal Bank of Canada LIQ)144Aø	2.90	11-15-2041	2,800,000	2,800,000
				62,752,826
Housing revenue: 0.38%
Ohio Water Development Authority	5.00	12-1-2035	5,390,000	5,528,758
Ohio Water Development Authority	5.00	12-1-2036	2,000,000	2,048,872
RiverSouth Authority Series A	5.75	12-1-2027	1,570,000	1,570,370
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2026	2,030,000	2,036,225
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2028	1,610,000	1,614,844
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2030	2,250,000	2,256,265
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2035	12,000,000	12,033,115
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2039	2,500,000	2,506,029
				29,594,478
Tax revenue: 0.06%
County of Franklin Sales Tax Revenue	5.00	6-1-2048	5,000,000	5,108,819
Tobacco revenue: 0.01%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	6,000,000	595,888
Transportation revenue: 0.02%
Summit County Development Finance Authority University of Akron Parking Project	5.50	12-1-2043	1,700,000	1,805,997
Utilities revenue: 0.03%
Ohio Air Quality Development Authority Duke Energy Corp. Series A AMTøø	4.25	11-1-2039	2,000,000	2,019,700
				126,931,494
Oklahoma: 0.78%
Airport revenue: 0.37%
Oklahoma City Airport Trust AMT	5.00	7-1-2043	9,000,000	9,041,305
Oklahoma City Airport Trust AMT	5.00	7-1-2047	11,500,000	11,516,359
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.00	6-1-2043	4,485,000	4,524,771
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.25	6-1-2048	3,770,000	3,823,618
				28,906,053
See accompanying notes to portfolio of investments
42 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.01%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	6.00%	6-15-2044	$1,000,000	$1,016,376
Health revenue: 0.08%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2032	2,365,000	2,366,042
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	3.51	8-15-2031	3,000,000	3,000,000
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Cø	3.40	8-15-2031	1,385,000	1,385,000
				6,751,042
Housing revenue: 0.29%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2030	2,000,000	2,043,228
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2031	1,145,000	1,169,908
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	4,440,000	4,417,957
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2031	5,520,000	5,468,606
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	4,000,000	3,916,205
Oklahoma Development Finance Authority State University Series A	5.25	6-1-2037	4,535,000	4,938,572
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2040	1,000,000	918,062
				22,872,538
Transportation revenue: 0.03%
Oklahoma Turnpike Authority Series A	5.00	1-1-2042	1,000,000	1,014,245
Oklahoma Turnpike Authority Series B%%	5.00	1-1-2042	1,000,000	1,055,679
				2,069,924
				61,615,933
Oregon: 1.75%
Airport revenue: 1.25%
Port of Portland Airport Revenue Series 24B AMT	5.00	7-1-2034	1,905,000	1,934,049
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2049	48,000,000	50,002,805
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2054	45,000,000	46,407,897
				98,344,751
GO revenue: 0.03%
Washington County School District No. 13 Banks Series A CAB¤	0.00	6-15-2044	2,500,000	971,327
Washington County School District No. 13 Banks Series A CAB¤	0.00	6-15-2051	5,000,000	1,301,919
				2,273,246
Health revenue: 0.38%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	4,500,000	4,600,966
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.13	11-15-2040	500,000	500,803
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 43

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.25%	11-15-2050	$500,000	$484,508
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.38	11-15-2055	1,000,000	972,703
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2045	4,390,000	4,468,733
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A (AGM Insured)	4.00	8-15-2045	13,650,000	12,292,516
Oregon Health & Science University Obligated Group Series A	4.00	7-1-2044	2,000,000	1,913,641
Salem Hospital Facility Authority Health Obligated Group Series A	5.00	5-15-2046	5,000,000	4,967,986
				30,201,856
Utilities revenue: 0.09%
City of Eugene Electric Utility System Revenue	5.00	8-1-2049	4,500,000	4,732,574
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2045	1,260,000	1,201,130
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2049	800,000	732,848
				6,666,552
				137,486,405
Pennsylvania: 5.90%
Airport revenue: 0.46%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2036	10,000,000	10,412,901
Allegheny County Airport Authority Series A AMT (AGM Insured)	4.00	1-1-2046	2,000,000	1,809,365
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2029	1,000,000	1,027,317
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2031	750,000	768,097
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	7,860,000	7,909,185
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2047	9,950,000	9,959,815
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2037	1,695,000	1,652,277
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2038	1,260,000	1,220,326
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2039	1,830,000	1,769,522
				36,528,805
Education revenue: 0.26%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2035	1,690,000	1,717,926
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2045	2,500,000	2,411,995
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2050	1,000,000	951,063
Montgomery County Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,625,000
Pennsylvania EDFA Villanova University	4.00	8-1-2054	2,410,000	2,229,913
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AGM Insured)	5.00	5-1-2046	4,885,000	4,994,888
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2043	2,500,000	2,477,539
Philadelphia IDA St. Joseph’s University Series C	4.00	11-1-2038	1,000,000	948,320
See accompanying notes to portfolio of investments
44 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Philadelphia IDA Tacony Academy Charter School144A	5.50%	6-15-2043	$1,250,000	$1,254,344
State Public School Building Authority Community College Of Philadelphia Series A (BAM Insured)	5.00	6-15-2026	2,000,000	2,006,442
				20,617,430
GO revenue: 0.50%
Cumberland Valley School District Series A (AGM Insured)	5.00	11-15-2044	1,275,000	1,331,815
Cumberland Valley School District Series A (AGM Insured)	5.00	11-15-2047	3,600,000	3,725,886
Interboro School District (AGM Insured)	5.50	8-15-2063	1,580,000	1,678,922
North Pocono School District Series A (AGM Insured)	4.00	9-15-2029	2,170,000	2,222,739
North Pocono School District Series A (AGM Insured)	4.00	9-15-2032	1,750,000	1,779,597
School District of Philadelphia Series A	4.00	9-1-2037	2,365,000	2,346,272
School District of Philadelphia Series A	4.00	9-1-2038	1,700,000	1,647,931
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	5,500,000	5,307,534
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	7,000,000	6,644,996
School District of Philadelphia Series F	5.00	9-1-2035	3,820,000	3,884,008
West Mifflin School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,180,000
West Mifflin School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,223,743
West Mifflin School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,029,008
Williamsport Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,439,949
Williamsport Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,483,339
Williamsport Area School District (AGM Insured)	4.00	3-1-2034	1,555,000	1,540,049
Williamsport Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,192,159
				39,657,947
Health revenue: 1.67%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	5.00	4-1-2047	5,000,000	5,002,713
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	3.57	11-15-2047	10,000,000	9,924,952
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2039	2,250,000	2,180,457
Chester County Health & Education Facilities Authority Main Line Health System, Inc. Obligated Group Series A	4.00	9-1-2050	3,500,000	3,042,119
Geisinger Authority Kaiser Obligated Group Series A-1	4.00	2-15-2047	22,000,000	19,662,898
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2037	4,175,000	4,395,830
Lancaster County Hospital Authority University of Pennsylvania Health System Obligated Group	5.00	8-15-2046	10,000,000	10,000,856
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2044	1,200,000	1,237,573
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2035	2,750,000	2,693,101
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2038	1,000,000	967,329
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	5.00	9-1-2031	4,100,000	4,336,939
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 45

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series A	5.00%	9-1-2043	$3,085,000	$3,134,811
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AGM Insured)	5.00	8-15-2049	6,000,000	6,163,591
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AGM Insured)	5.25	8-15-2053	10,000,000	10,561,295
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	1,250,000	1,278,653
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,500,000	1,543,582
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	2-15-2042	6,000,000	5,686,865
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	4,000,000	3,749,861
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-1-2030	8,995,000	8,996,438
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2036	1,000,000	1,084,906
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2038	2,150,000	2,312,220
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2039	3,500,000	3,744,850
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	6,500,000	5,999,368
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	7,000,000	7,085,256
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2042	3,000,000	3,045,217
Quakertown General Authority LifeQuest Obligated Group Series C	4.50	7-1-2027	465,000	455,260
Quakertown General Authority LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	943,795
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	625,000	577,346
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	700,000	724,655
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2030	550,000	570,380
				131,103,116
Housing revenue: 0.91%
Chester County School Authority Intermediate Unit (BAM Insured)	5.00	4-1-2041	1,745,000	1,843,017
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	607,682
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	16,375,000	16,528,458
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.75	6-30-2048	6,000,000	6,329,620
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	6.00	6-30-2061	2,500,000	2,674,489
Pennsylvania Housing Finance Agency	4.45	10-1-2044	3,000,000	2,926,800
Pennsylvania Housing Finance Agency Series 142-A	5.00	10-1-2043	5,900,000	6,071,531
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,755,000	2,906,027
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,915,000	1,956,279
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2035	16,715,000	17,053,567
State Public School Building Authority School District of Philadelphia Series A (AGM Insured)	5.00	6-1-2030	3,800,000	3,911,739
State Public School Building Authority School District of Philadelphia Series A (AGM Insured)	5.00	6-1-2031	5,000,000	5,144,561
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2030	1,065,000	1,086,148
See accompanying notes to portfolio of investments
46 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Waverly Township Municipal Authority (BAM Insured)	4.00%	2-15-2031	$1,110,000	$1,133,599
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2032	1,155,000	1,178,852
				71,352,369
Miscellaneous revenue: 0.07%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	4,435,573
Pennsylvania Finance Authority Hills Project Series B (NPFGC Insured)¤	0.00	12-1-2025	1,060,000	1,036,025
				5,471,598
Resource recovery revenue: 0.13%
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.80	6-1-2044	7,000,000	6,999,987
Pennsylvania EDFA Republic Services, Inc. Series B-1 AMTø	4.15	4-1-2049	3,000,000	3,000,330
				10,000,317
Tax revenue: 0.08%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2036	750,000	789,734
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	2,000,000	2,047,550
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	3,000,000	3,180,751
				6,018,035
Tobacco revenue: 0.14%
Commonwealth Financing Authority (AGM Insured)	4.00	6-1-2039	12,000,000	11,250,217
Transportation revenue: 1.43%
Delaware River Port Authority	5.00	1-1-2040	17,000,000	17,051,735
Pennsylvania EDFA Parking System Revenue Series A (AGM Insured)	4.13	1-1-2044	1,140,000	1,077,764
Pennsylvania EDFA Parking System Revenue Series A (AGM Insured)	5.00	1-1-2032	2,110,000	2,301,125
Pennsylvania EDFA Parking System Revenue Series A (AGM Insured)	5.00	1-1-2033	2,455,000	2,630,494
Pennsylvania EDFA Parking System Revenue Series A (AGM Insured)	5.00	1-1-2039	1,500,000	1,558,567
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	6,000,000	6,168,918
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.25	12-1-2048	5,145,000	5,288,389
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2040	1,000,000	1,059,202
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2041	3,000,000	3,140,034
Pennsylvania Turnpike Commission Series 2nd	5.00	12-1-2035	9,900,000	10,231,334
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	8,905,000	9,137,986
Pennsylvania Turnpike Commission Series A (AGM Insured)	4.00	12-1-2049	8,095,000	7,245,674
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2041	9,345,000	9,385,878
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	1,774,551
Pennsylvania Turnpike Commission Series B	4.00	12-1-2046	3,000,000	2,798,926
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 47

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Pennsylvania Turnpike Commission Series B	5.25%	12-1-2052	$8,250,000	$8,694,311
Pennsylvania Turnpike Commission Series B-1	5.00	6-1-2028	1,450,000	1,509,023
Pennsylvania Turnpike Commission Series B-1	5.25	6-1-2047	9,960,000	10,152,936
Pennsylvania Turnpike Commission Series B-2	5.00	6-1-2027	1,260,000	1,315,657
Pennsylvania Turnpike Commission Series B-2	5.00	6-1-2031	5,000,000	5,180,833
Pennsylvania Turnpike Commission Series C	5.00	12-1-2046	4,125,000	4,282,541
				111,985,878
Utilities revenue: 0.06%
Philadelphia Gas Works Co. Series A (AGM Insured)	4.00	8-1-2045	5,000,000	4,639,529
Water & sewer revenue: 0.19%
City of Philadelphia Water & Wastewater Revenue Series B	5.00	7-1-2033	8,000,000	8,030,588
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	2,200,000	2,318,336
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	5,500,000	4,890,622
				15,239,546
				463,864,787
Rhode Island: 0.29%
Airport revenue: 0.03%
Rhode Island Commerce Corp. Airport Corp.	5.00	7-1-2031	2,115,000	2,209,090
Education revenue: 0.02%
Rhode Island Health & Educational Building Corp. Providence College Series A	5.00	11-1-2046	1,855,000	1,924,888
Housing revenue: 0.01%
Providence Public Building Authority Capital Improvement Projects Series A (AGC Insured)	5.25	9-15-2044	1,000,000	1,062,485
Miscellaneous revenue: 0.09%
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2042	2,000,000	2,149,205
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2043	2,335,000	2,501,364
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2044	2,100,000	2,244,584
				6,895,153
Tax revenue: 0.14%
Rhode Island Turnpike & Bridge Authority Series A	5.00	10-1-2040	10,640,000	10,754,000
				22,845,616
South Carolina: 1.28%
Education revenue: 0.10%
University of South Carolina Series A	5.00	5-1-2043	8,155,000	8,236,721
Health revenue: 0.08%
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	6,000,000	6,564,646
See accompanying notes to portfolio of investments
48 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.00%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3079 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.15%	7-1-2028	$236,000	$236,000
Resource recovery revenue: 0.01%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	370,000	296,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.00	2-1-2035	1,880,000	94,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.25	2-1-2045	2,750,000	137,500
				527,500
Utilities revenue: 1.09%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	2,000,000	2,120,869
Patriots Energy Group Financing Agency Series B-1øø	5.25	2-1-2054	10,000,000	10,693,862
South Carolina Public Service Authority Series A	4.00	12-1-2040	1,500,000	1,422,423
South Carolina Public Service Authority Series B (AGM Insured)	5.00	12-1-2049	17,500,000	18,209,539
South Carolina Public Service Authority Series B (AGM Insured)	5.00	12-1-2054	18,000,000	18,590,252
South Carolina Public Service Authority Series E	5.75	12-1-2047	31,250,000	34,267,313
				85,304,258
				100,869,125
South Dakota: 0.40%
GO revenue: 0.08%
County of Lincoln COP	5.00	12-1-2048	6,000,000	6,164,928
Health revenue: 0.26%
South Dakota HEFA Avera Health Obligated Group	5.00	7-1-2046	10,000,000	10,008,220
South Dakota HEFA Avera Health Obligated Group Series A	5.25	7-1-2054	10,000,000	10,471,884
				20,480,104
Housing revenue: 0.06%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,000,000
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,569,384
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,040,197
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,285,138
				4,894,719
				31,539,751
Tennessee: 1.82%
Airport revenue: 0.33%
Metropolitan Knoxville Airport Authority Series A	5.25	6-1-2049	4,250,000	4,523,837
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 49

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Metropolitan Nashville Airport Authority Series B AMT	5.25%	7-1-2047	$15,750,000	$16,217,799
Metropolitan Nashville Airport Authority Series B AMT	5.50	7-1-2052	5,000,000	5,218,106
				25,959,742
Education revenue: 0.03%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University	4.00	10-1-2054	3,000,000	2,760,768
Health revenue: 0.20%
Chattanooga Health Educational & Housing Facility Board Erlanger Health Obligated Group	5.25	12-1-2049	8,500,000	8,890,231
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2046	4,000,000	3,993,328
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2048	2,750,000	2,768,291
				15,651,850
Miscellaneous revenue: 0.12%
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series A (AGM Insured)	5.25	7-1-2048	4,000,000	4,259,326
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AGM Insured)	5.00	7-1-2041	2,015,000	2,150,229
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AGM Insured)	5.00	7-1-2043	2,515,000	2,654,284
				9,063,839
Utilities revenue: 1.14%
Tender Option Bond Trust Receipts/Certificates Series 2022- XM1024 (Morgan Stanley Bank LIQ)144Aø	3.01	5-1-2052	7,500,000	7,500,000
Tennergy Corp. Series Aøø	4.00	12-1-2051	29,050,000	29,167,842
Tennergy Corp. Series Aøø	5.50	10-1-2053	10,000,000	10,513,987
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	25,000,000	25,049,730
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	13,000,000	13,397,276
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,640,000	2,758,795
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2026	1,100,000	1,115,984
				89,503,614
				142,939,813
Texas: 9.98%
Airport revenue: 0.38%
City of Austin Airport System Revenue AMT	5.00	11-15-2039	8,000,000	8,008,766
City of Austin Airport System Revenue AMT	5.00	11-15-2040	3,000,000	3,107,584
City of Austin Airport System Revenue AMT	5.00	11-15-2044	3,500,000	3,500,071
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2041	4,750,000	4,812,493
See accompanying notes to portfolio of investments
50 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Dallas Fort Worth International Airport Series B	5.00%	11-1-2050	$8,000,000	$8,264,292
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,366,333
				30,059,539
Education revenue: 0.65%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144Aøø	4.50	6-15-2056	1,000,000	997,212
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.88	6-15-2059	1,000,000	917,666
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.00	6-15-2064	1,200,000	1,110,107
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	500,000	497,404
Board of Regents of the University of Texas System Series B	4.00	8-15-2054	15,000,000	13,808,481
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	4.00	8-15-2047	3,000,000	2,705,736
Clifton Higher Education Finance Corp. IDEA Public Schools Series T	4.00	8-15-2047	2,500,000	2,286,298
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.75	8-15-2038	2,000,000	2,012,502
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.00	8-15-2038	6,000,000	6,028,450
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.13	8-15-2048	6,750,000	6,774,715
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	3,020,000	3,061,369
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	3,000,000	2,983,838
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2030	1,460,000	1,516,890
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2032	650,000	672,462
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2039	750,000	766,424
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2040	1,000,000	1,020,368
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2041	900,000	916,625
University of Houston Series A	5.00	2-15-2047	3,000,000	3,108,009
				51,184,556
GO revenue: 3.15%
City of Aubrey Series A (AGC Insured)	4.00	2-15-2049	3,000,000	2,739,004
City of Bastrop	4.00	8-1-2045	5,715,000	5,166,832
City of DeSoto	4.00	2-15-2041	2,340,000	2,224,733
City of El Paso	4.00	8-15-2031	6,500,000	6,539,413
City of Georgetown	4.00	8-15-2043	2,140,000	2,010,716
City of Houston Series A	4.00	3-1-2034	1,000,000	1,003,869
City of Houston Series A	5.25	3-1-2049	20,000,000	21,195,796
City of Hutto (BAM Insured)	4.13	8-1-2049	5,000,000	4,716,099
City of Palestine (AGM Insured)	4.00	2-15-2051	4,000,000	3,485,632
City of Port Isabel144A	5.10	2-15-2049	880,000	848,339
City of Sugar Land	5.00	2-15-2030	1,250,000	1,292,118
City of Temple	5.00	8-1-2032	1,070,000	1,074,903
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 51

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Waco Series A	5.25%	2-1-2054	$6,000,000	$6,361,577
Conroe Independent School District	4.00	2-15-2049	12,000,000	11,231,754
County of Dallas	5.00	8-15-2042	4,275,000	4,535,118
County of Travis Series A	5.00	3-1-2036	12,470,000	13,121,172
County of Travis Series A	5.00	3-1-2039	6,250,000	6,514,390
Denton Independent School District	5.00	8-15-2053	8,000,000	8,304,766
El Paso County Hospital District (AGC Insured)	5.00	8-15-2042	4,615,000	4,846,737
El Paso County Hospital District (AGC Insured)	5.00	8-15-2043	3,500,000	3,661,438
Elgin Independent School District	5.00	8-1-2054	7,000,000	7,325,155
Fort Worth Independent School District	5.00	2-15-2047	5,935,000	6,041,477
Harris County Flood Control District Series A	4.00	9-15-2042	3,545,000	3,351,945
Houston Independent School District Series Cøø	4.00	6-1-2039	2,000,000	2,001,438
Krum Independent School District	4.25	8-15-2054	3,000,000	2,831,206
Longview Independent School District	4.00	2-15-2049	15,000,000	14,016,217
Montgomery County Municipal Utility District No. 108 (AGC Insured)	4.00	9-1-2050	4,260,000	3,842,727
Nacogdoches Independent School District	5.00	2-15-2049	8,560,000	8,718,077
Northwest Independent School District Series A	4.00	2-15-2049	7,225,000	6,668,337
Pasadena Independent School District	5.00	2-15-2047	6,250,000	6,486,096
Rockwall Independent School District	5.00	2-15-2054	20,000,000	20,804,336
Royse City Independent School District	5.00	8-15-2034	3,025,000	3,044,309
Salado Independent School District	5.00	2-15-2049	1,605,000	1,628,159
San Antonio Independent School District	5.00	8-15-2048	13,000,000	13,057,310
Socorro Independent School District	4.00	8-15-2040	5,000,000	4,790,185
Splendora Independent School District	5.00	2-15-2054	8,820,000	9,129,400
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0506 (Toronto-Dominion Bank LIQ)144Aø	2.91	8-1-2053	5,285,000	5,285,000
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2033	555,000	555,094
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2034	1,465,000	1,465,107
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2035	1,520,000	1,519,972
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2036	1,585,000	1,574,514
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2041	5,005,000	5,278,137
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2043	6,885,000	7,218,960
				247,507,564
Health revenue: 0.45%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group	5.00	10-1-2027	3,000,000	3,029,040
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2037	3,000,000	2,939,243
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2038	2,300,000	2,241,714
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A (BAM Insured)	4.00	10-1-2037	3,000,000	2,962,209
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A (BAM Insured)	4.00	10-1-2038	3,000,000	2,930,004
Midland County Hospital District Series A (BAM Insured)	5.25	5-15-2054	3,000,000	3,187,982
See accompanying notes to portfolio of investments
52 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	4.00%	8-15-2033	$2,050,000	$2,045,009
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series D	5.50	11-15-2047	7,025,000	7,604,469
Tarrant County Cultural Education Facilities Finance Corp. CHRISTUS Health Obligated Group Series A	5.00	7-1-2053	5,625,000	5,763,124
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2044	1,375,000	1,432,251
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2049	1,000,000	1,030,090
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	3.60	10-1-2041	500,000	500,000
				35,665,135
Housing revenue: 0.58%
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.15	3-1-2038	1,220,000	1,220,000
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series 2025B-2	4.63	10-1-2030	2,775,000	2,767,759
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0585 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	3.80	7-1-2064	24,075,000	24,075,000
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.13	9-1-2048	3,000,000	3,036,470
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.25	9-1-2053	3,000,000	3,042,510
Texas PFA Facilities Commission	4.00	2-1-2036	2,175,000	2,179,113
Texas PFA Facilities Commission Series 2019	4.00	2-1-2034	5,000,000	5,046,373
Texas PFA Facilities Commission Series 2019	4.00	2-1-2035	2,000,000	2,009,928
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,011,208
				45,388,361
Industrial development revenue: 0.13%
City of Houston Airport System Revenue United Airlines, Inc. Series B-2 AMT	5.00	7-15-2027	2,500,000	2,545,670
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	5,000,000	4,985,752
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.13	1-1-2044	2,000,000	2,011,337
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	1,007,870
				10,550,629
Miscellaneous revenue: 0.71%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2048	20,000,000	20,740,180
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	4.38	10-1-2053	1,500,000	1,422,555
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 53

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.25%	10-1-2048	$10,000,000	$10,528,240
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series R (BAM Insured)	4.38	10-1-2054	4,000,000	3,801,416
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series R (BAM Insured)	5.00	10-1-2049	10,000,000	10,335,978
Lower Colorado River Authority Transmission Services Corp.	5.00	5-15-2045	2,000,000	2,004,716
Lower Colorado River Authority Transmission Services Corp. Series A	5.50	5-15-2047	1,990,000	2,123,452
Lower Colorado River Authority Transmission Services Corp. Series A (AGM Insured)	4.00	5-15-2043	5,000,000	4,720,053
				55,676,590
Resource recovery revenue: 0.27%
Mission Economic Development Corp. Republic Services, Inc. Series A AMTø	3.70	5-1-2050	4,000,000	3,999,476
Mission Economic Development Corp. Waste Management, Inc. Series A AMTø	3.75	5-1-2046	5,000,000	4,998,910
Port of Port Arthur Navigation District Motiva Enterprises LLCø	3.75	4-1-2040	12,000,000	12,000,000
				20,998,386
Tax revenue: 0.45%
City of Dallas144Aøø	6.00	8-15-2053	15,000,000	15,023,724
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	7,000,000	7,003,895
Dallas Area Rapid Transit Series A	5.00	12-1-2048	5,000,000	5,072,441
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2036	1,125,000	1,095,887
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2037	1,430,000	1,363,591
VIA Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.00	8-1-2049	5,500,000	5,784,645
				35,344,183
Transportation revenue: 0.45%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2044	3,000,000	3,090,003
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	2,450,000	2,511,399
Central Texas Regional Mobility Authority Series B	4.00	1-1-2041	800,000	766,766
Central Texas Regional Mobility Authority Series B	5.00	1-1-2046	1,600,000	1,658,450
Central Texas Turnpike System Series C	5.00	8-15-2042	5,000,000	5,266,561
County of Harris Toll Road Revenue	4.00	8-15-2045	3,165,000	2,959,067
County of Harris Toll Road Revenue	4.00	8-15-2050	3,175,000	2,843,908
Grand Parkway Transportation Corp. Series B CAB	4.95	10-1-2029	1,015,000	1,071,846
Grand Parkway Transportation Corp. Series B CAB	5.05	10-1-2030	2,000,000	2,122,736
Grand Parkway Transportation Corp. Series C	4.00	10-1-2039	2,500,000	2,436,351
North Texas Tollway Authority Series A	5.25	1-1-2038	3,500,000	3,805,053
See accompanying notes to portfolio of investments
54 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Tender Option Bond Trust Receipts/Certificates Series 2024- XX1360 (Barclays Bank plc LIQ)144Aø	3.63%	8-15-2054	$3,750,000	$3,750,000
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	3,000,000	2,900,342
				35,182,482
Utilities revenue: 0.65%
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	3.74	2-1-2048	8,000,000	7,999,043
City of San Antonio Electric & Gas Systems Revenue Series B	5.25	2-1-2049	5,000,000	5,326,249
City of San Antonio Electric & Gas Systems Revenue Series D	5.25	2-1-2049	6,455,000	6,915,621
City of San Antonio Electric & Gas Systems Revenue Series D	5.25	2-1-2054	15,000,000	15,986,586
Lower Colorado River Authority (AGM Insured)	4.00	5-15-2040	10,000,000	9,729,390
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2032	5,000,000	5,244,764
				51,201,653
Water & sewer revenue: 2.11%
City of Austin Water & Wastewater System Revenue	5.00	11-15-2045	15,065,000	15,293,601
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2046	1,000,000	1,033,349
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2051	1,000,000	1,030,333
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2030	3,810,000	3,838,579
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2047	12,000,000	12,609,193
City of Fort Worth Water & Sewer System Revenue	4.13	2-15-2047	4,000,000	3,742,836
City of Houston Combined Utility System Revenue Series A	4.00	11-15-2046	2,800,000	2,576,113
City of Laredo Waterworks & Sewer System Revenue	4.25	3-1-2052	10,975,000	10,498,325
City of McKinney Waterworks & Sewer System Revenue	4.00	3-15-2044	8,320,000	7,602,388
San Antonio Water System Series A	5.00	5-15-2043	7,000,000	7,134,430
Texas Water Development Board State Revolving Fund	4.00	8-1-2038	2,500,000	2,503,195
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2036	5,000,000	5,010,129
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2037	15,650,000	15,632,452
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2038	6,500,000	6,506,896
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2044	9,905,000	9,299,841
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.25	10-15-2051	10,000,000	9,625,361
Texas Water Development Board State Water Implementation Revenue Fund Series B	5.00	4-15-2049	42,000,000	43,037,182
Trinity River Authority Denton Creek Wastewater Treatment System Revenue	4.00	2-1-2043	2,625,000	2,442,456
Trinity River Authority Denton Creek Wastewater Treatment System Revenue	4.00	2-1-2044	1,380,000	1,274,636
Upper Trinity Regional Water District (BAM Insured)	4.38	8-1-2054	5,000,000	4,767,472
				165,458,767
				784,217,845
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 55

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utah: 0.85%
Airport revenue: 0.52%
City of Salt Lake City Airport Revenue Series A AMT	5.00%	7-1-2034	$5,910,000	$6,222,096
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2035	5,000,000	5,241,228
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2036	2,500,000	2,564,221
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2043	2,500,000	2,511,474
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2048	5,500,000	5,507,985
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	13,500,000	13,884,414
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,500,000	1,530,833
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2048	3,500,000	3,549,110
				41,011,361
Health revenue: 0.12%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2041	8,220,000	7,889,755
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,815,598
				9,705,353
Housing revenue: 0.02%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	4.70	1-1-2054	1,290,000	1,286,905
Miscellaneous revenue: 0.02%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	1,500,000	1,285,307
Tax revenue: 0.01%
Utah Telecommunication Open Infrastructure Agency	5.50	6-1-2040	1,000,000	1,100,507
Water & sewer revenue: 0.16%
Timpanogos Special Service District	5.00	6-1-2054	12,000,000	12,591,888
				66,981,321
Virginia: 1.52%
Health revenue: 0.92%
Albemarle County EDA Sentara Healthcare Obligated Group Series A (TD Bank N.A. SPA)ø	2.80	10-1-2048	500,000	500,000
Fairfax County IDA Inova Health System Obligated Group	4.13	5-15-2054	8,000,000	7,288,530
Fairfax County IDA Inova Health System Obligated Group	5.00	5-15-2051	40,000,000	41,870,884
Fairfax County IDA Inova Health System Obligated Group Series A	4.00	5-15-2048	3,000,000	2,728,653
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	1,495,000	1,476,889
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay Obligated Group Series B-3	5.38	9-1-2029	4,000,000	4,090,531
Virginia Commonwealth University Health System Authority Obligated Group Series B	5.00	7-1-2046	4,270,000	4,273,510
Virginia Small Business Financing Authority Carilion Clinic Obligated Group Series A (Truist Bank LOC)ø	3.55	7-1-2042	9,000,000	9,000,000
Winchester EDA Valley Health Obligated Group Series B-1 (Truist Bank LOC)ø	3.60	1-1-2054	700,000	700,000
				71,928,997
See accompanying notes to portfolio of investments
56 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.33%
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6038 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.80%	8-31-2027	$15,120,000	$15,120,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6039 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.80	8-31-2027	7,560,000	7,560,000
Virginia Commonwealth Transportation Board	4.00	5-15-2046	3,000,000	2,863,859
				25,543,859
Miscellaneous revenue: 0.12%
Hampton Roads Transportation Accountability Commission Fund Series A	5.00	7-1-2054	9,250,000	9,711,727
Tax revenue: 0.01%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	397,000	131,010
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,310,000	432,300
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,824,000	4,560
				567,870
Transportation revenue: 0.14%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	1,800,000	1,679,937
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2048	6,000,000	5,227,795
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,450,000	1,457,236
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	1-1-2040	3,250,000	3,033,220
				11,398,188
				119,150,641
Washington: 3.11%
Airport revenue: 0.85%
Port of Seattle AMT	5.00	4-1-2044	16,000,000	16,175,499
Port of Seattle Series B AMT	5.00	8-1-2047	2,900,000	2,935,739
Port of Seattle Series B AMT	5.25	7-1-2043	15,500,000	16,352,488
Port of Seattle Series B AMT	5.25	7-1-2049	19,000,000	19,775,838
Port of Seattle Series B AMT	5.50	8-1-2047	3,850,000	4,049,264
Port of Seattle Series C AMT	5.00	8-1-2046	7,865,000	7,960,156
				67,248,984
Education revenue: 0.06%
University of Washington Series B	5.00	6-1-2037	2,040,000	2,046,792
Washington Higher Education Facilities Authority Seattle University	4.00	5-1-2045	1,000,000	919,005
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2030	760,000	810,552
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2032	335,000	355,907
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2033	300,000	317,532
				4,449,788
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 57

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.30%
City of Seattle	4.00%	12-1-2040	$2,500,000	$2,433,080
Clark County School District No. 114 Evergreen	4.00	12-1-2034	2,500,000	2,520,471
County of Grant	5.25	12-1-2047	3,500,000	3,735,277
Grant County Public Hospital District No. 2	5.00	12-1-2038	4,000,000	4,035,130
King County Public Hospital District No. 1	5.00	12-1-2029	8,940,000	9,185,271
King County Public Hospital District No. 1	5.00	12-1-2035	9,430,000	9,624,071
King County School District No. 210 Federal Way	4.00	12-1-2033	10,000,000	10,130,245
King County School District No. 414 Lake Washington	5.00	12-1-2034	1,000,000	1,046,721
Port of Seattle Series B AMT	5.00	6-1-2047	9,825,000	10,114,072
Port of Seattle Series B AMT	5.00	6-1-2049	1,000,000	1,024,282
Snohomish County School District No. 103 Monroe	5.00	12-1-2031	1,500,000	1,504,813
State of Washington Series B	5.00	8-1-2037	6,400,000	6,520,751
State of Washington Series 2016 B	5.00	8-1-2032	8,545,000	8,592,553
State of Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,533,420
State of Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,555,515
State of Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,536,721
State of Washington Series C	5.00	2-1-2044	16,000,000	16,775,038
State of Washington Series F	5.00	6-1-2038	6,500,000	6,972,614
				101,840,045
Health revenue: 0.43%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	4,000,000	3,920,883
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	3,510,000	3,556,893
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2038	3,000,000	3,108,306
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	4.00	9-1-2045	3,000,000	2,762,600
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	4.00	12-1-2045	2,450,000	2,243,464
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2040	1,000,000	1,033,868
Washington Health Care Facilities Authority Multicare Health System Obligated Group Series B	4.00	8-15-2039	4,000,000	3,737,181
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2042	6,285,000	6,297,213
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	6,000,000	6,011,448
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	5.00	10-1-2047	1,055,000	1,066,600
				33,738,456
Housing revenue: 0.16%
Fircrest Properties Washington Department of Social & Health Services	5.50	6-1-2049	3,000,000	3,220,672
See accompanying notes to portfolio of investments
58 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
FYI Properties State of Washington Consolidated Technology Services	5.00%	6-1-2037	$7,395,000	$7,634,085
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2038	1,750,000	1,801,859
				12,656,616
Miscellaneous revenue: 0.11%
State of Washington Series A COP	5.00	7-1-2038	3,265,000	3,362,908
State of Washington Series B COP	5.00	7-1-2039	1,745,000	1,820,281
State of Washington Series B COP	5.00	7-1-2040	1,480,000	1,541,364
State of Washington Series B COP	5.00	7-1-2041	1,555,000	1,614,561
				8,339,114
Utilities revenue: 0.14%
City of Seattle Municipal Light & Power Revenue Series A	4.00	7-1-2043	8,210,000	7,888,837
City of Seattle Municipal Light & Power Revenue Series A	4.00	1-1-2047	3,360,000	3,106,848
				10,995,685
Water & sewer revenue: 0.06%
County of King Sewer Revenue	5.00	7-1-2042	4,660,000	4,821,374
				244,090,062
West Virginia: 0.23%
GO revenue: 0.03%
Ohio County Board of Education	3.00	6-1-2026	2,680,000	2,678,697
Health revenue: 0.06%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2043	4,750,000	4,932,102
Housing revenue: 0.08%
West Virginia Housing Development Fund Series A	4.55	11-1-2049	6,020,000	5,957,139
Tax revenue: 0.06%
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	1,495,000	1,285,337
Monongalia County Commission Excise Tax District Series A144A	5.50	6-1-2037	2,500,000	2,530,904
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	675,000	682,597
				4,498,838
				18,066,776
Wisconsin: 2.51%
Education revenue: 0.60%
PFA Carolina International School Series A144A	6.75	8-1-2033	2,250,000	2,252,229
PFA Carolina International School Series A144A	7.00	8-1-2043	1,575,000	1,576,324
PFA Carolina International School Series A144A	7.20	8-1-2048	940,000	940,826
PFA Nevada Charter Academies Series A144A	5.00	7-15-2039	1,375,000	1,366,462
PFA Northwest Nazarene University, Inc.	4.25	10-1-2049	5,410,000	4,517,177
PFA University of Kansas	5.00	3-1-2046	15,000,000	15,092,342
Wisconsin HEFA Marquette University	5.00	10-1-2031	6,690,000	7,299,848
See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 59

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Wisconsin HEFA Marquette University	5.00%	10-1-2032	$7,040,000	$7,734,509
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2046	5,000,000	4,548,840
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2051	1,680,000	1,522,393
				46,850,950
GO revenue: 0.16%
City of Milwaukee Series B4 (AGM Insured)	5.00	4-1-2038	3,000,000	3,191,554
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2032	4,160,000	4,572,084
Verona Area School District	4.00	4-1-2027	3,385,000	3,425,530
Verona Area School District	4.00	4-1-2028	1,380,000	1,397,369
				12,586,537
Health revenue: 0.71%
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	2.99	2-15-2054	3,000,000	3,000,000
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	3,000,000	2,834,985
Wisconsin HEFA Ascension Health Credit Group Series A	4.50	11-15-2039	9,925,000	9,603,254
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	12,000,000	12,147,173
Wisconsin HEFA Ascension Health Credit Group Series B2	4.00	11-15-2043	5,000,000	4,570,937
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2041	1,315,000	1,374,159
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2042	2,000,000	2,080,332
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2043	3,540,000	3,670,953
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,000,000	2,117,813
Wisconsin HEFA Children’s Hospital of Wisconsin Obligated Group	4.00	8-15-2050	5,000,000	4,373,008
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series A	4.00	4-1-2041	6,000,000	5,641,660
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (BAM Insured)	5.25	2-15-2054	2,500,000	2,601,882
Wisconsin HEFA Marshfield Clinic Health System, Inc. Series A (Barclays Bank plc LOC)ø	3.60	2-15-2050	1,500,000	1,500,000
				55,516,156
Housing revenue: 0.47%
PFA CHF - Wilmington LLC (AGM Insured)	4.00	7-1-2025	920,000	920,775
PFA CHF - Wilmington LLC (AGM Insured)	5.00	7-1-2026	1,360,000	1,383,941
PFA CHF - Wilmington LLC (AGM Insured)	5.00	7-1-2027	1,675,000	1,726,560
PFA CHF - Wilmington LLC (AGM Insured)	5.00	7-1-2028	2,025,000	2,110,842
PFA CHF - Wilmington LLC (AGM Insured)	5.00	7-1-2029	2,190,000	2,284,222
PFA CHF - Wilmington LLC (AGM Insured)	5.00	7-1-2030	2,300,000	2,396,593
PFA CHF - Wilmington LLC (AGM Insured)	5.00	7-1-2031	1,415,000	1,470,871
PFA CHF - Wilmington LLC (AGM Insured)	5.00	7-1-2048	16,775,000	16,743,029
PFA CHF - Wilmington LLC (AGM Insured)	5.00	7-1-2053	5,000,000	4,913,493
State of Wisconsin Environmental Improvement Fund Revenue Series A	5.00	6-1-2033	3,420,000	3,432,312
				37,382,638
See accompanying notes to portfolio of investments
60 | Allspring Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.08%
PFA Customer Facility Charge-SA LLC Series A	5.00%	2-1-2042	$2,500,000	$2,530,913
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	4,000,000	4,092,292
				6,623,205
Miscellaneous revenue: 0.13%
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2037	1,600,000	895,876
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2038	1,600,000	846,805
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2045	14,715,000	5,197,993
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,048,869
				9,989,543
Tax revenue: 0.36%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	20,205,000	20,653,177
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2048	6,910,000	6,982,726
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	650,000	658,657
				28,294,560
				197,243,589
Total municipal obligations (Cost $7,997,112,877)				7,769,959,959

		Yield	Shares
Short-term investments: 0.01%
Investment companies: 0.01%
Allspring Government Money Market Fund Select Class♠∞##		4.27	1,218,527	1,218,527
Total short-term investments (Cost $1,218,527)				1,218,527
Total investments in securities (Cost $8,003,331,404)	98.95%			7,776,178,486
Other assets and liabilities, net	1.05			82,390,775
Total net assets	100.00%			$7,858,569,261

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

See accompanying notes to portfolio of investments
Allspring Municipal Bond Fund | 61

Portfolio of investments—March 31, 2025 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,717,252	$645,472,027	$(649,970,752)	$0	$0	$1,218,527	1,218,527	$340,324
See accompanying notes to portfolio of investments
62 | Allspring Municipal Bond Fund

Notes to portfolio of investments—March 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$5,000,000	$0	$5,000,000
Municipal obligations	0	7,769,728,459	231,500	7,769,959,959
Short-term investments
Investment companies	1,218,527	0	0	1,218,527
Total assets	$1,218,527	$7,774,728,459	$231,500	$7,776,178,486
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Municipal Bond Fund | 63